THE SARATOGA ADVANTAGE TRUST
                 SEMI ANNUAL REPORT
               AS OF FEBRUARY 28, 1999





                  TABLE OF CONTENTS




 President's
 Letter                                                             Page 1

 Investment
 Review                                                             Page 3

 Schedules of
 Investments                                                        Page 10

 Statements of Assets and
 Liabilities                                                        Page 31

 Statements of
 Operations                                                         Page 32

 Statements of Changes in Net
 Assets                                                             Page 33

 Notes to Financial
 Statements                                                         Page 35

 Financial
 Highlights                                                         Page 39














                   This report is authorized for distribution only
                      to shareholders and to others who have received a copy of the prospectus.

                              TRUSTEES AND OFFICERS



     Bruce E. Ventimiglia                    Trustee, Chairman, President & CEO
     Patrick H. McCollough                   Trustee
     Udo W. Koopmann                         Trustee
     Floyd E. Seal                           Trustee
     Scott C. Kane                           Vice President & Secretary
     Stephen Ventimiglia                     Vice President
     William Marra                           Treasurer & Chief Financial Officer
     Michael Durham                          Assistant Treasurer
     Carol Highsmith                         Assistant Secretary




     Investment Manager                         Distributor

     Saratoga Capital Management                Unified Management Corporation
     1501 Franklin Avenue                       431 North Pennsylvania Street
     Mineola, NY 11501-4803                     Indianapolis, IN 46204


     Transfer and Shareholder Servicing Agent Custodian

     State Street Bank and Trust Company     State Street Bank and Trust Company
     P.O. Box 8514                           P.O. Box 351
     Boston, MA  02266                       Boston, MA  02101

3










                          THE SARATOGA ADVANTAGE TRUST

                       Semi-Annual Report to Shareholders




April 17, 1999



Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust").

This report covers the six months from September 1, 1998 through February 28, 1999, a period of positive domestic stock and bond investment returns. During this period of time, the portfolios in the Trust all reported positive returns.

On March 29, 1999, the Dow Jones Industrial Average made history by closing above 10,000 for the first time since it was launched by Charles Dow nearly 103 years ago at 40.94 points. While this is an important historic milestone for the Dow, 1998 proved to be a year in which taking the performance of indicies at face value could be very misleading. For example, the NASDAQ Index (a capitalization weighted index of 4,600 stocks) was up 40% in 1998. On the surface, it appears as though these stocks performed exceptionally well. However, when you peel the cover off of this index you discover that 20 large capitalization technology stocks (including Microsoft, Cisco and Dell Computer) accounted for 85% of the NASDAQ's gain. If you remove the top 20 stocks from the NASDAQ Index and calculate an unweighted average for the remaining 4,580 stocks you actually come up with a loss of 4% for the year! The same was true, to a lesser degree, of the S&P 500. The wide variance in performance in the S&P 500 was exacerbated by the wide divergence between the value and growth styles of money management. In 1998, the S&P 500 Index gained 28.6%; again, on the surface all appears well. However, beneath the surface of the S&P 500 you find one of the largest performance divergences ever between the value and growth styles. In 1998, the S&P/Barra Value Index gained 14.9% while the S&P/Barra Growth Index nearly tripled the value index, returning 42.4%. While unpredictable short-term divergences abound and styles over short time horizons can go in and out of favor, nothing has occurred on the investment horizon that should alter a sound long-term strategy.

                 Stay Focused On Your Long-Term Investment Goals

Combining the strength of the Trust's performance with a well designed asset allocation plan can help you to achieve your long-term investment goals. We are proud to be able to offer you the ability to access multiple investment asset classes through the Trust's portfolios. These portfolios are managed by some of the world's leading institutional investment advisory firms. Each of the advisors has been selected on the basis of their: investment philosophy, research capabilities, long-term investment performance, organizational stability and other key factors. This diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives.

When reviewing the performance of the institutional investment advisory firms that manage the portfolios of the Trust, and the performance of money managers in general, please remember that it is not unusual for managers' returns to vary significantly from their benchmark indices over short-term measurement periods such as several quarters. In fact, the more volatile the style of management the more likely it is to have significant deviations from the index it is being measured against over short-term measurement periods.

Following you will find specific information on the investment strategy and performance of each of the portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.

We remain dedicated to serving your investment needs. Thank you for investing with us.


Best wishes,





Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer

                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York

Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

            Total Aggregate                 Large Capitalization        Lipper Capital
 Return for the Period Ended February               Value             Appreciation Funds
               28, 1999                          Portfolio (                Index1
                                                  Class I )
----------------------------------------    ----------------------    --------------------

     9/1/94 (inception) - 2/28/99*                  19.8%                    18.2%

           3/1/98 - 2/28/99                         2.8%                     11.1%

           9/1/98 - 2/28/99                         14.7%                    29.5%

*Annualized performance for periods greater than one year


The Saratoga Large Capitalization Value Portfolio invests in a diverse group of companies chosen for their superior business characteristics and reasonable stock market valuations. We remain disciplined in our philosophy of buying undervalued companies that are dominant in their industries, generate high returns and use their free cash flow to increase shareholder value. The strong contributors to the portfolio performance for six months ended February 28, 1999 included Rockwell International Corporation, WPP Group PLC, McDonalds Corporation, AFLAC Inc., and Freddie Mac.

The Portfolio owned the common stocks of 38 companies as of February 28, 1999. The five largest holdings included XL Capital (formerly known as EXEL Ltd.,) a strongly capitalized specialty insurance company; Dover Corporation, a major manufacturer of elevators and elevator products; Textron Inc., a major manufacturer of aircraft and utility vehicle products; Wells Fargo & Co., one of the largest commercial banking institutions; and AlliedSignal Inc., a major manufacturer of aerospace and automotive products.

1. The Lipper Capital Appreciation Funds Index consists of the 30 largest mutual funds that aim at maximum capital appreciation, frequently by means of 100% or more portfolio turnover, levaraging, purchasing unregistered securities, purchasing options, etc. (the funds may take large cash positions).

     Past performance is not predictive of future performance.

                      LARGE CAPITALIZATION GROWTH PORTFOLIO
                                   Advised by:
                     Harris Bretall Sullivan & Smith, L.L.C.
                            San Francisco, California

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of common stocks that, in the advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

            Total Aggregate                 Large Capitalization
         Return for the Period                     Growth               Lipper Growth
        Ended February 28, 1999                  Portfolio (             Funds Index1
                                                  Class I )
----------------------------------------    ----------------------    -------------------

     9/1/94 (inception) - 2/28/99*                  25.5%                   22.0%

           3/1/98 - 2/28/99                         31.3%                   17.5%

           9/1/98 - 2/28/99                         49.0%                   31.9%

*Annualized performance for periods greater than one year



At various times during 1998, the volatility of the financial markets was enough to make an investor dizzy. Sixty-two times during the year the Dow Jones
Industrial Average moved up or down by more than 100 points. Despite the volatility, the year ended on a positive note, with stock market indices closing at all-time highs and U.S. Treasury prices also near record levels.

While Harris Bretall forecasts a somewhat weaker economy in 1999 relative to 1998, we do not expect a dramatic reduction in the growth rate of corporate earnings. The key fundamentals for investors to focus on remain sustainable economic growth, dormant inflation, accommodative monetary policy, continued earnings growth, stable interest rates and liquidity driven demand for financial assets.

This economic environment has been called the "virtuous cycle," but for many companies it has been a tough environment --- witnessed by the fact that corporate profits were up only 5%. Harris Bretall believes that those companies, which have been able to prosper during the past several years, will continue to do well in 1999. With the projection of continued growth through the remainder of the decade and the Dow reaching the 10,000 level, the portfolio for the future should focus on large U.S. multinational companies with a concentration in consumer franchises, high technology, health care and financial services. As of February 1999, the Portfolio was invested in 44 stocks. The combination of stocks in the Saratoga Advantage Trust Large Capitalization Portfolio Harris Bretall believes is an example of a portfolio prepared to lead the market's charge upward.

1. The Lipper Growth Funds Index consists of the 30 largest mutual funds that normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

     Past performance is not predictive of future performance.

                         SMALL CAPITALIZATION PORTFOLIO
                                   Advised by:
                         Thorsell, Parker Partners, Inc.
                              Westport, Connecticut


Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of the common stocks of small capitalization companies.


            Total Aggregate                        Small                 Lipper Small
         Return for the Period                 Capitalization          Cap Funds Index1
        Ended February 28, 1999                  Portfolio
                                                ( Class I )
----------------------------------------    ---------------------    ---------------------

     9/1/94 (inception) - 2/28/99*                  6.3%                    11.0%

            3/1/98 -2/28/99                        -30.5%                   -13.2%

            9/1/98-2/28/99                         14.5%                    15.9%


*Annualized performance for periods greater than one year



While the long awaited bull market in small cap stocks has not yet materialized, their absolute return has turned positive, as have the results of your Portfolio. However, the potential major relative move, which we believe could be of historic proportion, is still ahead of us.

During the last six months, the stand out sectors of your Portfolio were the Consumer Discretionary, Producer Staples, Producer Durables and Technology sectors. Within the Consumer Discretionary category, Toro is a leading manufacturer and distributor of consumer mowing and turf maintenance equipment, as well as irrigation systems for golf courses. In the Producer Staples sector, Ball Corporation is a major producer of metal and plastic packaging products for beverages and foods. Ball Corp. has recently acquired the majority of Reynolds Metals global beverage can businesses. In the Producer Durable sector, Teleflex is a manufacturer of high technology hardware in the commercial, medical and aerospace industries. Teleflex is recognized as a particularly well managed company with a long history of superior results. In 1998 the company produced its twenty fourth consecutive record year with a 25% increase in revenue and an 18% increase in net income. In the Technology sector, Sterling Software develops and markets software and related services. The company has been an aggressive acquirer of software businesses including the 1997 acquisition of Texas Instruments software division. These and the other smaller stocks, with strong fundamentals and the lowest valuations in the past twenty years, portend a return to the superior historical performance of the smaller cap companies and of your Portfolio.


1. The Lipper Small Cap Funds Index consists of the 30 largest mutual funds that by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

     Past performance is not predictive of future performance.

                         INTERNATIONAL EQUITY PORTFOLIO
                                   Advised by:
                            Friends Ivory & Sime plc
                               Edinburgh, Scotland

Objective: Seeks capital appreciation by investing primarily in a diversified portfolio of the securities of companies domiciled outside of the United States.

                                            International            Morgan Stanley
            Total Aggregate                 Equity                     EAFE Index
         Return for the Period              Portfolio                (U.S. Dollars)1
        Ended February 28, 1999             ( Class I )
----------------------------------------    -------------------    --------------------

     9/1/94 (inception) - 2/28/99*                 4.7%                   6.8%

           3/1/98 - 2/28/99                        2.8%                   5.0%

           9/1/98 - 2/28/99                        8.7%                   13.8%

*Annualized performance for periods greater than one year



Over the past six months global stockmarkets have provided strong returns. Monetary easing has provided some reassurance that a serious economic downturn can be avoided in the West. The U.S. economy continues to grow strongly and there are some tentative signs in the Far East that the pace of deterioration is starting to slow down. Against this backdrop the Far East stockmarkets have provided strong performance boosted by lower interest rates and a strengthening yen. The yen appreciated sharply against all major currencies, reflecting lower interest rates in the U.S. and Europe, and Japan's rising current account surplus.

Global economic growth is expected to improve in 2000, after bottoming in 1999. Equity market prospects depend upon whether the benign conditions of low inflation with reasonable economic growth can be maintained. If they can be - and we believe this is the most likely scenario - equity returns will be reasonable, but will depend much more on earnings growth. We still favor Continental European equities because the medium term earnings prospects remain relatively good. We remain cautious on Japanese equities, with policy makers still suggesting that they have little will to resolve the deep-seated problems. The recent rise in the yen does not help the case.

As of February,1999 the major weightings in the Portfolio were as follows: 60.6% in Continental Europe, 24.1% in the United Kingdom, 5.4% in Japan and 3.9% in the Far East (ex-Japan).

Recent Portfolio additions include: Pohang Iron & Steel, the second largest and most efficient steel producer in the world and the only fully integrated steel producer in South Korea; and Vodafone, a leading provider of mobile telecommunication services in the UK.

1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

     Past performance is not predictive of future performance.

                        INVESTMENT QUALITY BOND PORTFOLIO
                                   Advised by:
                           Fox Asset Management, Inc.
                            Little Silver, New Jersey

Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of high quality, actively managed fixed income securities.

                                                                          Lipper
                                            Investment Quality      Short-Intermediate
            Total Aggregate                 Bond                     Investment Grade
         Return for the Period              Portfolio                   Debt Funds
        Ended February 28, 1999             ( Class I )                   Index1
----------------------------------------    --------------------    --------------------

     9/1/94 (inception) - 2/28/99*                 5.7%                    6.6%

           3/1/98 - 2/28/99                        4.5%                    5.3%

           9/1/98 - 2/28/99                        1.1%                    1.5%

*Annualized performance for periods greater than one year



The Portfolio seeks to provide high income by investing primarily in investment grade bonds with maturities between 2 and 10 years. In the 12 months ended February 28, 1999, the Portfolio distributed dividends of $.49 per share.

Investments are normally divided approximately evenly between U.S. Treasury securities and Corporate and Government Agency securities. Due to the historically large yield advantage of Government Agency and Corporate bonds over Treasuries, Corporate and Government Agency securities comprise approximately 75 % of the Portfolio at this time.

Fox will continue to focus on those instruments that offer improving credit quality, liquidity, and the highest possible total return. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 3.8 years, and an average duration of 3.2 years in the Portfolio.

Other Portfolio statistics as of February 28, 1999 are as follows: Average weighted yield-to-maturity was 6.4%, average weighted coupon was 6.5%, and the average Moody's Rating was A1 with 33 fixed income issues held.

1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

     Past performance is not predictive of future performance.

                            MUNICIPAL BOND PORTFOLIO
                                   Advised by:
                                 OpCap Advisors
                               New York, New York

Objective: Seeks a high level of interest income exempt from federal income taxation consistent with prudent investment management and the preservation of capital.

                                                                      Lipper General
            Total Aggregate                 Municipal Bond            Municipal Debt
         Return for the Period              Portfolio ( Class          Funds Index1
        Ended February 28, 1999             I )
----------------------------------------    --------------------    --------------------

     9/1/94 (inception) - 2/28/99*                 6.1%                    7.2%

            3/1/98-2/28/99                         5.2%                    5.2%

            9/1/98-2/28/99                         1.7%                    1.9%

*Annualized performance for periods greater than one year


Though the markets were extremely volatile over the past six months, yields on longer term municipal bonds were little changed from the end of August to the end of February. During the six month span, the Federal Reserve lowered short term rates three times in response to global economic panic exacerbated by Russian devaluations and bond defaults as well as Latin America and Asian financial upheaval. The long treasury bond yield moved to 4.75% as world money poured into the safe haven of treasuries. Municipals, as well as spread fixed income securities, underperformed during this period as treasuries took center stage. Municipal long term yields were at parity with treasury yields before factoring in the considerable tax advantages. As fears abated after the new year, and it appeared that the domestic economy would continue to steamroll, the bond market sold off rather dramatically and the long treasury bond yield rose to 5.64% at February month end. At this time of bond market weakness, municipals outperformed treasuries as they had become so cheap to treasuries during the flight to quality. They are still historically inexpensive, but are more in line than they were at the time of global panic.

Despite the volatility, we continued to be constructive on the bond market as inflation remained on a downward spiral. We maintained a duration of 8 years which is slightly longer than the major municipal bond indicies. The average maturity of the Portfolio is 18 years. We continued to overweight the general obligation and insured sectors of the municipal market. General obligations credit standing is strong due to the healthy economy, and the insured segment of the market holds value due to the oversupply of insured bonds and the compressed credit spreads in the market. Currently, 69% of the Portfolio is rated AAA.

1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

     Past performance is not predictive of future performance.

                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                   Advised by:
                           Sterling Capital Management
                            Charlotte, North Carolina


Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                               U.S. Government Money            90 Day T-Bills
                 7-Day                           Market Portfolio              Average Discount
            Compound Yield                                                          Yield
----------------------------------------      ------------------------      -----------------------

                2/28/99                                4.2%                          4.7%

            Total Aggregate                    U.S. Government Money         Lipper U.S. Treasury
         Return for the Period                  Market Portfolio (                  Money
        Ended February 28, 1999                      Class I )                  Market Index1
----------------------------------------      ------------------------      -----------------------

     9/1/94 (inception) - 2/28/99*                     4.7%                          4.9%

           3/1/98 - 2/28/99                            4.4%                          4.6%

           9/1/98 - 2/28/99                            2.1%                          2.2%

*Annualized performance for periods greater than one year




By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 1999 due to the higher yields versus Treasury Bills. The average dollar-weighted Portfolio maturity was 69 days compared with a maximum allowable average maturity of 90 days. The Fed Funds rate has fallen from 5.50% to 4.75% over the last six months. In an environment of low inflation and strong economic growth, the average maturity of the Portfolio has remained in a range of 56 to 76 days since last fall.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

     Past performance is not indicative of future results.

                       This page intentionally left blank.






February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO

Principal
 Amount                                                          Value
-----------                                                  --------------
-----------                                                  --------------
              SHORT-TERM CORPORATE/GOVERNMENT NOTES - 19.37%

              Federal Home Loan Bank Discount Notes - 2.15%
   185,000    4.73% due 03/05/99                              $    184,903
 1,265,000    4.68% due 03/24/99                                 1,261,217
                                                                 1,446,120


              Miscellaneous Financial Services - 17.22%
              Ford Motor Credit Company,
   935,000        4.80% due 03/02/99                               934,875
              Chevron USA Inc.,
 2,200,000        4.80% due 03/04/99                             2,199,120
              General Electric Capital Corporation,
 2,500,000        4.81% due 03/09/99                             2,497,329
              American Express Credit Corp.,
 3,000,000        4.80% due 03/10/99                             2,996,400
              John Deere Capital Corporation,
 2,936,000        4.81% due 03/17/99                             2,929,723
                                                                11,557,447


  Total Short-Term Corporate/Government Notes
             (Cost-$13,003,567)                              $  13,003,567


  Shares
-----------
-----------
              COMMON STOCKS - 89.72%

              Advertising - 2.85%
    24,000    WPP Group PLC                                    $ 1,911,000


              Aerospace - 5.67%
    54,000    AlliedSignal, Inc                                  2,234,250
    26,000    General Dynamics Corporation                       1,571,375
                                                                 3,805,625


              Airlines 2.48%
    30,000    AMR, Corp*                                         1,663,125


              Banking - 8.44%
    23,000    BankBoston Corporation                                930,063
    37,000    Citigroup, Inc                                      2,173,750
    69,660    Wells Fargo Company                                 2,560,004
                                                                  5,663,817


              Chemicals - 1.48%
    19,400    E.I. du Pont de Nemours and Company                   995,463





                                                         10
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO (cont'd)

   Shares                                                           Value
--------------                                               ---------------
--------------                                               ---------------
             Computer Software - 2.81%
   45,000    Computer Associates International, Inc         $    1,890,000

             Electronics - 5.41%
   21,000    Motorola, Inc                                       1,475,250
   48,500    Rockwell International Corporation                  2,155,218
                                                                 3,630,468


             Financial Services - 2.85%
   17,200    Countrywide Credit Industries, Inc                    651,450
   21,400    Federal Home Loan Mortgage Corp                     1,259,925
                                                                 1,911,375


             Healthcare - 0.92%
   31,250    Tenet Healthcare Corporation*                         615,234


             Insurance - 29.19%
   32,100    Ace, Ltd                                              874,725
   23,900    AFLAC, Inc                                          1,054,587
    4,837    American International Group, Inc                     551,116
  150,000    Chubb Corp                                          8,962,500
   45,576    Conseco, Inc                                        1,364,432
   53,000    Everest Reinsurance Holdings, Inc                   1,758,937
    6,000    Nac Re Corp                                           324,375
   41,000    PartnerRe Ltd                                       1,773,250
   47,792    XL Capital Ltd Class A                              2,927,260
                                                                19,591,182


             Leisure - 1.46%
   22,000    Carnival Corporation                                  979,000


             Machinery/Equipment - 5.45%
   17,600    Caterpillar, Inc                                       801,900
   84,000    Dover Corporation                                    2,856,000
                                                                  3,657,900


             Manufacturing - 3.95%
   34,000    Textron, Inc                                         2,652,000


             Medical Products -0.87%
   17,360    Becton, Dickinson and Company                          581,560


             Metals/Mining - 2.09%
   19,000    Minnesota Mining & Manufacturing Company             1,407,188







                                                      11
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO (cont'd)

      Shares                                                     Value
  ---------------                                            ---------------
  ---------------                                            ---------------
                       Office Supplies - 3.12%
          39,000       Avery Denison Corporation              $   2,093,812


                       Paper Products - 1.78%
          40,000       Fort James Corporation                     1,195,000


                       Restaurants - 2.28%
          18,000       McDonalds Corporation                      1,530,000

                       Retail - 1.65%
          18,650       May Department Stores Company              1,105,013


                       Telecommunications - 3.09%
           8,000       Sprint Corporation                           686,500
          26,000       US West, Inc                               1,386,125
                                                                  2,072,625

                       Textiles 0.38%
          21,000       Unifi, Inc                                   253,313


                       Transportation - 1.50%
          29,000       Canadian Pacific Limited                     538,313
          12,000       Sabre Group Holdings, Inc.*                  471,000
                                                                  1,009,313


  Total Common Stocks (Cost-$52,384,123)                       $ 60,214,011

  Total Investments (Cost-$65,387,690)           109.09%       $ 73,217,580

  Other Liabilities in Excess of Other Assets    (9.09%)         (6,098,134)


  Total Net Assets                               100.00%      $ 67,119,446
















     * Non-income producing security.

     See accompanying notes to financial statements.
                                                            12

February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO

  Shares                                                         Value
-------------                                             ------------------
-------------                                             ------------------
             COMMON STOCKS - 99.57%

             Advertising - 2.31%
  32,000     Interpublic Group of Companies, Inc           $    2,394,000

             Banking - 6.72%
  33,000     BankAmerica Corporation                            2,155,313
  41,000     Citigroup, Inc                                     2,408,750
  65,000     Wells Fargo Company                                2,388,750
                                                                6,952,813


             Computer Hardware - 9.13%
  28,000     Cisco Systems, Inc.*                               2,738,750
  53,000     Compaq Computer Corporation                        1,868,250
  26,000     Dell Computer Corporation*                         2,083,250
  27,000     EMC Corporation                                    2,764,125
                                                                9,454,375


             Computer Software - 5.91%
  30,000     America Online, Inc.*                              2,668,125
  23,000     Microsoft Corporation*                             3,452,875
                                                                6,121,000


             Cosmetics/Toiletries - 6.99%
  25,000     Colgate-Palmolive Company                          2,121,875
  47,000     Gillette Company                                   2,520,375
  29,000     Procter & Gamble Company                           2,595,500
                                                                7,237,750


             Data Processing - 2.34%
  61,000     Automatic Data Processing, Inc                     2,424,750


             Electronics - 4.48%
  37,000     Applied Materials, Inc*                            2,058,125
  21,500     Intel Corporation                                  2,578,655
                                                                4,636,780

             Financial Services - 7.78%
  38,000     Charles Schwab Corporation                         2,833,375
  35,000     Merrill Lynch & Company, Inc                       2,686,250
  28,000     Morgan Stanley Dean Witter & Company               2,534,000
                                                                8,053,625


             Insurance - 2.53%
  23,000     American International Group, Inc                  2,620,563





                                        13
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO (cont'd)

     Shares                                                      Value
 -------------                                             ------------------
 -------------                                             ------------------
                Manufacturing - 8.13%
     34,000     General Electric Company                      $    3,410,625
     37,000     Illinois Tool Works, Inc                           2,543,750
     33,000     Tyco International                                 2,456,437
                                                                   8,410,812


                Medical Supplies - 2.18%
     32,000     Medtronic, Inc                                     2,260,000


                Multimedia - 5.14%
     75,000     The Walt Disney Company                            2,639,063
     41,600     Time Warner, Inc                                   2,683,200
                                                                   5,322,263


                Pharmaceuticals - 14.48%
     50,000     Abbott Laboratories                                2,321,875
     18,500     Bristol-Myers Squibb Company                       2,329,844
     31,000     Johnson & Johnson                                  2,646,625
     29,000     Merck & Company, Inc                               2,370,750
     20,000     Pfizer, Inc                                        2,638,750
     48,000     Schering-Plough Corporation                        2,685,000
                                                                  14,992,844


                Retail - 15.50%
     45,000     Dayton Hudson Corporation                          2,815,312
     46,000     Home Depot, Inc                                    2,745,625
     42,000     Kroger Company                                     2,716,875
     45,000     Safeway, Inc.*                                     2,598,750
     52,000     Starbucks Corporation*                             2,749,500
     28,000     Wal-Mart Stores, Inc                               2,418,500
                                                                  16,044,562


                Telecommunications - 4.57%
     23,000     Lucent Technologies, Inc                           2,335,938
     29,000     MCI WorldCom, Inc.*                                2,392,500
                                                                   4,728,438

                Toys - 1.38%
     54,000     Mattel, Inc                                        1,424,250


 Total Investments (Cost-$62,409,660)           99.57%        $  103,078,825
                                                            ------------------
                                                            ------------------

 Other Assets in Excess of Other Liabilities     0.43%               441,591


 Total Net Assets                              100.00%         $ 103,520,416




 *Non - income producing security.

 See accompanying notes to financial statements.
                                                14




February 28, 1999
(Unaudited)
-------------------------------------------------------------------
-------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
-------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO

   Shares                                                    Value
--------------                                          ----------------
--------------                                          ----------------
                 COMMON STOCKS - 96.62%

                 Banking - 2.65%
       38,000    Commercial Federation Corporation       $      828,875



                 Beverages - 4.61%
       27,000    Canadaigua Brands, Inc.*                     1,441,125


                 Building & Construction - 8.65%
      125,000    American Homestar Corp*                        921,875
       25,000    Champion Enterprises, Inc.*                    492,187
       80,000    Oakwood Homes Corporation                    1,290,000

                                                              2,704,062


                 Computer Hardware - 4.91%
      161,000    Sequent Computer Systems*                    1,534,531


                 Data Processing - 1.31%
       16,000    Sterling Software, Inc                         408,000


                 Electronics - 18.14%
       34,000    Etec Systems, Inc.*                          1,506,625
       36,500    Harman International Industries, Inc         1,396,125
      100,000    Silicon Valley Group, Inc.*                  1,331,250
      111,000    Vishay Intertechnology, Inc.*                1,436,062
                                                              5,670,062


                 Food-Wholesale/Distribution -
                 3.57%
       47,000    Richfood Holdings, Inc                       1,116,250


                 Funeral Services - 2.88%
       60,000    Stewart Enterprises, Inc                       900,000

                 Garden Products - 4.40%
       46,000    Toro Company                                 1,374,250

                 Machinery - 4.48%
       71,321    Albany International, Corp                   1,399,675


                 Manufacturing - 5.57%
        4,300    Ball Corporation                               180,063
       10,000    Harsco Corporation                             280,625
       18,000    Teleflex Incorporated                          640,125
       20,000    Varian Associates, Inc                         640,000
                                                              1,740,813





                                 15
February 28, 1999
(Unaudited)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (cont'd)

     Shares                                                    Value
  --------------                                          ----------------
  --------------                                          ----------------
                   Medical Supplies - 4.34%
         41,000    West Pharmaceutical Services, Inc       $   1,355,563


                   Multimedia -1.76%
         11,000    Media General, Inc                            550,000

                   Musical Instruments - 2.50%
         34,500    Steinway Musical Instruments, Inc.*           782,719

                   Oil/Gas - 9.31%
         76,666    EEX Corporation                                464,787
         28,000    Helmerich & Payne, Inc                         456,750
         56,000    Marine Drilling Companies, Inc.*               357,000
        108,000    Oceaneering International, Inc.*             1,080,000
        110,000    Pride International, Inc.*                     550,000
                                                                2,908,537


                   Restaurants - 9.09%
         62,500    Foodmaker, Inc.*                             1,437,500
         32,000    Outback Steakhouse, Inc.*                    1,404,000
                                                                2,841,500


                   Retail -1.96%
         19,500    ShopKo Stores, Inc.*                          614,250


                   Scientific Instruments - 0.85%
         10,000    EG&G, Inc                                     265,000


                   Steel - 2.97%
         97,000    Oregon Steel Mills, Inc                       927,563


                   Transportation - 2.67%
         35,500    Coach USA, Inc.*                              834,250


                   Total Common Stocks (Cost-$36,473,796)  $  30,197,023
                                                          ----------------
                                                          ----------------

    Principal
     Amount
  --------------
  --------------
                   Repurchase Agreement - 4.17%
                   Repurchase Agreement dated 2/28/99,
                   maturing 3/1/99 with State Street Bank
                   & Trust Company, collateralized by
                   $975,000 U.S. Treasury Bonds, 9.25%
                   due 2/15/16; proceeds $1,302,000
   $1,302,000      (Cost-$1,302,000)                       $   1,302,000





                                   16
February 28, 1999
(Unaudited)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (cont'd)

                                                                   Value
                                                              ----------------
                                                              ----------------

      Total Investments
      (Cost-$37,775,797)                           100.79%      $  31,499,025


      Other Liabilities in Excess of Other
      Assets                                       (0.79%)          (247,927)



      Total Net Assets - 100%                     100.00%       $ 31,251,098






       *   Non-income producing security.

      See accompanying notes to financial statements.
                                       17


February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

 Shares                                                            Value
------------                                                     -------------
------------                                                     -------------
                  COMMON STOCKS - 94.11%

                  DENMARK - 3.09%
                  Telecommunications
     12,100       Tele Danmark A/S Sponsored ADR                 $    729,025


                  FINLAND - 3.68%
                  Telecommunications
      6,400       Nokia Oyj Sponsored ADR                             868,000

                  FRANCE - 14.41%
                  Banking - 2.85%
     22,900       Societe Generale Sponsored ADR                      672,177


                  Food Products - 2.22%
     10,500       Groupe Danone Sponsored ADR                         524,344


                  Pharmaceuticals - 2.86%
     14,700       Rhoune-Poulenc SA Sponsored ADR                     676,200


                  Oil/Gas - 1.79%
      8,200       Elf Aquitaine SA Sponsored ADR                      423,325


                  Telecommunications - 4.69%
     24,500       Alcatel SA ADR                                      531,344
      6,300       France Telecom S.A. Sponsored ADR                   575,269
                                                                    1,106,613


                  GERMANY - 5.20%
                  Banking - 1.76%
      8,000       Deutsche Bank AG Sponsored ADR                      416,250


                  Machinery - 3.44%
      6,000       Mannesmann AG Sponsored ADR                         811,425


                  Ireland - 3.09%
                  Pharmaceuticals
      9,500       Elan Corporation PLC Sponsored ADR*                 728,531


                  ITALY - 7.69%
                  Oil/Gas - 2.60%
     10,400       ENI Sponsored ADR                                   613,600


                  Telecommunications-  5.09%
     11,400       Telecom Italia SpA Sponsored ADR                  1,202,700


                  JAPAN - 5.44%
                  Manufacturing -1.71%
      1,800       Bridgestone Corporation Unsponsored ADR             402,781


                                           18
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO (cont'd)

      Shares                                                        Value
-------------                                                    --------------
-------------                                                    --------------
                   Office Equipment - 1.72%
      18,800       Canon, Inc. Sponsored ADR                      $    406,550



                   Telecommunications - 2.01%
                   Nippon Telegraph & Telephone
       11,700            Corporation Sponsored ADR                     474,581


                   NETHERLANDS - 9.43%
                   Banking-  3.08%
      13,000       ING Groep N.V. Sponsored ADR                        727,188


                   Food-Retail - 3.11%
      19,000       Koninklijke Ahold NV Sponsored ADR                  733,875


                   Multimedia - 3.24%
      18,600       VNU NV Sponsored ADR                                764,629


                   PORTUGAL  -2.63%
                   Telecommunications
      12,700       Portugal Telecom SA Sponsored ADR                   622,300


                   SOUTH KOREA - 1.59%
                   Steel
      24,000       Pohang Iron & Steel Company Ltd Sponsored ADR       375,000

                   SPAIN - 2.91%
                   Telecommunications
       5,000       Telefonica S.A. Sponsored ADR                       687,500

                   SWITZERLAND - 5.65%
                   Food Products - 2.76%
       6,900       Nestle SA Sponsored ADR                             651,163


                   Pharmaceuticals - 2.89%
       7,800       Novartis ADR                                        684,154


                   UNITED KINGDOM - 24.06%
                   Airport Management - 1.68%
      35,100       BAA PLC Sponsored ADR                               397,546


                   Banking - 2.01%
       3,800       National Westminster Bank PLC Sponsored ADR         475,000


                   Insurance - 3.68%
       8,626       Allied Zurich AG PLC Sponsored ADR*                 254,679
       9,000       Prudential Corporation PLC Sponsored ADR            614,207
                                                                       868,886


                   Manufacturing - 1.93%
      55,600       General Electric Company PLC Unsponsored ADR        454,708


                                                   19
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO (cont'd)

       Shares                                                        Value
--------------                                                   ---------------
--------------                                                   ---------------
                    Oil/Gas - 3.24%
       10,500       BG PLC Sponsored ADR                           $    301,801
       13,800       Shell Transport & Trading Company ADR               463,163
                                                                        764,963

                    Pharmaceuticals - 3.42%
       12,600       Glaxo Wellcome PLC Sponsored ADR                    807,188


                    Retail - 2.10%
       15,400       Boots Company PLC Unsponsored ADR                   496,376


                    Telecommunications - 5.32%
        5,850       British Telecommunications PLC Sponsored ADR      1,027,406
        1,250       Vodafone Group PLC Sponsored ADR                    227,734
                                                                      1,255,140


                    Tobacco - 0.68%
        8,627       British American Tobacco PLC Sponsored ADR          160,671


                    UNITED STATES - 5.24%
                    Closed End Funds
       35,700       WEBS-Belgium, WEBS-World Equity Benchmark Shares    691,688
       62,900       WEBS-Hong Kong, WEBS-World Equity Benchmark Shares  546,444
                                                                      1,238,131


Total Investments (Cost-$20,444,144)            94.11%             $ 22,220,520


Other Assets in Excess of Other Liabilities      5.89%                1,391,575

Total Net Assets                               100.00%             $ 23,612,095





      ADR - American Depositary Receipt

      *  Non-income producing security.

      See accompanying notes to financial statements.
                                                   20


February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT QUALITY BOND PORTFOLIO

  Principal
   Amount                                                            Value
---------------                                                 ---------------
---------------                                                 ---------------
                U.S. GOVERNMENT NOTES - 43.02%

                U.S. Treasury Notes - 22.49%
  $  7,400,000  6.50% due 08/31/01                               $   7,619,706
       800,000  5.75% due 10/31/02                                     812,813
       400,000  5.75% due 08/15/03                                     406,812
                                                                     8,839,331


                Federal Home Loan Bank - 15.42%
     6,200,000  5.125% due 09/15/03                                  6,061,492


                Federal National Mortgage Association - 5.11%
     2,000,000  5.625% due 03/15/01                                  2,009,380


                Total U.S. Government Notes (Cost-$17,044,029)   $  16,910,203
                                                                ---------------
                                                                ---------------

                CORPORATE NOTES & BONDS - 55.82%

                Aerospace - 3.85%
  $  1,500,000  Raytheon Co., 6.50% due 07/15/05                  $   1,514,474


                Automotive - 3.68%
     1,500,000  TRW, Inc., 6.05% due 01/15/05                         1,446,075


                Banking - 5.32%
       600,000  NationsBank Corp., 5.375% due 04/15/00                  597,845
     1,500,000  ICI Wilmington, 6.95% due 09/15/04                    1,493,565
                                                                      2,091,410


                Broadcasting - 3.61%
       250,000  Cox Communications Inc., 6.375% due 06/15/00            251,898
     1,055,000  EZ Communications CBS 9.75% due 12/01/05              1,165,775
                                                                      1,417,673


                Financial Services - 13.94%
       350,000  Bear Stearns Companies  7.625% due 09/15/99            353,325
       225,000  Ford Motor Credit, 7.75% due 10/01/99                  228,170
       350,000  Associates Corporate N. America, 6.25% due 09/15/00    352,933
     1,000,000  Bear Stearns Companies, 5.75% due 02/15/01             993,570
       250,000  Morgan Stanley MTN, 5.75% due 02/15/01                 249,443
       750,000  BHP Finance USA, 7.875% due 12/01/02                   781,755
     1,500,000  Merrill Lynch, 6.00% due 02/12/03                    1,498,785
     1,000,000  Associates Corp N. America,  6.625% due 06/15/05     1,023,260
                                                                     5,481,241


                Healthcare - 3.11%
     1,200,000  Tenet Healthcare Corp., 8.825% due 12/01/03          1,221,000


                                         21
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT QUALITY BOND PORTFOLIO (cont'd)

   Principal
    Amount                                                          Value
---------------                                                ----------------
---------------                                                ----------------
                Manufacturing - 0.33%
    $   125,000 ADT Operations 8.25% due 08/01/00                $    129,038



                Metals/Mining - 2.75%
      1,200,000 Cyprus Minerals, Inc., 6.625% due 10/15/05           1,080,768


                Multimedia - 5.64%
      1,137,000 Time Warner, Inc., 7.95% due 02/01/00                1,160,252
      1,000,000 Westinghouse Electric CBS, 8.375% due 06/15/02       1,058,130
                                                                     2,218,382


                Oil/Gas - 0.73%
        275,000 Amoco Canada Petro Company LTD, 7.25% due 12/01/02     287,268


                Pharmaceuticals - 3.29%
      1,000,000 American Home Products 7.9% due 02/15/05             1,091,830
        200,000 Rhone-Poulenc, 6.75% due 10/15/99                      201,010
                                                                     1,292,840


                Power/Utility - 1.79%
        700,000 Southern CA Edison, 5.875% due 01/15/01                702,744


                Telecommunications - 1.29%
        500,000 Worldcom, Inc., 6.40% due 08/15/05                     505,410


                 Transportation - 3.25%
      1,300,000 Union Pacific Corp., 6.12% due 02/01/04              1,279,200


                Waste Disposal  - 3.24%
        500,000 WMX Technologies, 6.70% due 05/01/01                   506,995
        750,000 WMX Technologies, 7.125% due 06/15/01                  767,505
                                                                     1,274,500


Total Corporate Notes & Bonds (Cost-$22,065,672)                  $  21,942,021
                                                               ----------------
                                                               ----------------

Total Investments (Cost-$39,109,701)                    98.84%     $  38,852,226


Other Assets in Excess of Other Liabilities             1.16%           456,442


Total Net Assets                                      100.00%      $ 39,308,668






      MTN - Medium Term Note

      See accompanying notes to financial statements.
                                                    22


February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO

Principal
 Amount                                                        Value
------------                                                 -------------
------------                                                 -------------
             MUNICIPAL NOTES - 0.14%

             NEW YORK - 0.14%
             Education
             New York State Job Development Authority,
 $   15,000        FRN due 03/01/05 Ser B-1 B-21              $    15,000

             Total Municipal Notes (Cost - $15,000)           $    15,000


             MUNICIPAL BONDS - 98.68%

             ARIZONA - 4.42%
             Water/Sewer
             Sedona Arizona Wastewater,
$   500,000        4.75% due 07/01/27                        $    480,400


             CALIFORNIA - 6.65%
             Education - 2.92%
             California State Public Works Board Lease Revenue Various California State University Projects,
     50,000         6.00% due 09/01/15                             56,325
             California State Public Works Board Lease Revenue Various California State University Projects,
    250,000         5.375% due 10/01/17                           260,745

                                                                  317,070


             Housing - 3.73%
             California  Housing Finance  Agency Single Family Mortgage,
    400,000        5.30% due 08/01/18                            405,284


             COLORADO - 1.50%
             Health/Hospitals
             Denver Colorado City & County Hospital,
    150,000       6.00% due 10/01/15\                           163,389


             FLORIDA - 0.35%
             Education
             Dade County Florida School Board Ser. A,
     35,000       5.75% due 05/01/12                             38,485


             GEORGIA - 7.27%
             Airport - 2.94%
             Atlanta Georgia Airport Facilities Revenue,
    305,000       6.25% due 01/01/21                             319,512





                                              23
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO (cont'd)

 Principal
  Amount                                                        Value
-------------                                              --------------
-------------                                              --------------
               EDUCATION - 2.22%
               Jackson County Georgia School District,
 $   215,000        6.00% due 07/01/14                     $    240,865


               General Obligation - 2.11%
               Georgia State Ser. B,
     200,000        6.25% due 04/01/07                          229,218


               HAWAII  - 4.49%
               General Obligation
               Hawaii State Ser CR,
     505,000        4.75% due 04/01/18                          487,748


               ILLINOIS - 4.51%
               Health/Hospitals
               Illinois Health Facilities Authority Northwestern Medical Facility Foundation,
     500,000       5.00% due 11/15/18                           490,740


               IOWA - 0.51%
               Water/Sewer
               West Des Moines Iowa Water Revenue,
      50,000        6.80% due 12/01/13                          55,526


               KENTUCKY  - 0.98%
               Turnpike/Toll
               Kentucky State Turnpike Authority Economic Development,
     100,000        5.625% due 07/01/15                        106,319


               LOUISIANA - 1.53%
               General Obligation
               New Orleans Louisiana,
     150,000         6.125% due 10/1/16                        166,706


               MARYLAND - 3.05%
               Resource Recovery
               Maryland State Energy Financing Administration Solid Waste Disposal Revenue Wheelabrator Water Projects,
     300,000        6.30% due 12/01/10                         331,767



               MASSACHUSETTS - 2.63%
               Transportation - 0.51%
               Massachusetts Bay Transportation Authority Ser. B,
      50,000        5.90% due 03/01/24                          55,435




                                             24
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO (cont'd)

 Principal
  Amount                                                       Value
-------------                                              --------------
-------------                                              --------------
               Water/Sewer - 2.12%
               Massachusetts State Water Authority,
 $   250,000       4.50% due 08/01/22                       $    230,902



               MISSOURI  - 0.44%
               Housing
               Missouri State Housing Development Commission
               GNMA Backed Sec-C,
      45,000       6.90% due 07/01/18                            47,614


               NEBRASKA - 0.40%
               Power/Utility
               Omaha Nebraska Public Power Distribution,
      40,000       5.50% due 02/01/14                            43,449


               NEVADA - 1.96%
               General Obligation - 0.50%
               Clark County Nevada Ser. B,
      50,000        6.00% due 06/01/16                           53,534


               Housing -1.46%
               Nevada Housing Division - Single Family Ser. A,
     150,000        6.15% due 04/01/17                          158,988


               NEW YORK - 9.93%
               Education - 1.29%
               New York State Dorm Authority City University,
     125,000       5.75% due 07/01/09                           140,224


               General Obligation - 5.22%
               New York, New York  Ser. H,
     300,000       6.50% due 03/15/05                           337,728
               New York, New York Ser. A,
     200,000       6.50% due 07/15/06                           230,450
                                                                568,178


               Housing - 0.74%
               New York State Mortgage Agency Ser. 54,
      75,000       6.10% due 10/1/15                             80,513


               Industrial Development - 1.27%
               New York  City Industrial Development Agency,
     150,000      4.50% due 07/01/23                             138,308




                                             25
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO (cont'd)

  Principal
   Amount                                                         Value
--------------                                               ---------------
--------------                                               ---------------
               Pollution Control - 0.40%
               New York State Environmental Facilities Corp. Pollution
               Control,
   $   40,000     5.875% due 06/15/14                        $    43,555


               Transportation - 1.01%
               Metropolitan Transportation Authority New York,
      100,000     5.50% due 07/01/08                             109,554


               NORTH DAKOTA - 6.04%
               Housing
               North Dakota State Housing Finance Agency Ser. A,
      250,000      5.25% due 07/01/18                            251,833
               North Dakota State Housing Finance Agency Ser. C,
      400,000      5.50% due 07/01/18                            405,024
                                                                 656,857


               OHIO - 5.16%
               General Obligation - 4.61%
               Akron Ohio,
      500,000      5.00% due 12/01/18                            500,730


               Health & Hospitals - 0.55%
               Lorain County Ohio Hospital Medical Center,
       50,000      7.75% due 11/01/13                             60,380


               PENNSYLANIA   - 5.53%
               Education - 1.44%
               Pennsylvania State of Higher Education Series A,
      150,000      5.75% due 01/01/17                            156,450


               General Obligation - 2.85%
               Pennsylvania State Second Series,
      300,000      5.00% due 11/15/12                            309,773

               Tax Allocation - 0.74%
               Philadelphia Pennsylvania Municipal Authority Series A,
       75,000      5.625% due 11/15/14                           80,526


               Water/Sewer - 0.50%
               Pittsburgh Pennsylvania Water & Sewer Authority Series B,
       50,000      5.60% due 09/01/15                            54,728


               PUERTO RICO  - 0.65%
               Power/Utility
               Puerto Rico Electric Power Authority,
       65,000      6.00% due 07/01/15                             70,331



                                             26
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO (cont'd)

Principal
Amount                                                             Value
-----------                                                     ------------
-----------                                                     ------------
             SOUTH CAROLINA - 6.87%
             Health & Hospitals - 2.31%
             Spartanburg County South Carolina Health Services Series B,
   250,000       5.125% 4/15/17                                   251,160


             Power/Utility - 4.56%
             Piedmont Municipal Power Agency South Carolina
             Electric Revenue Ser A,
   500,000       5.00% due 01/01/18                               495,149


             TENNESSEE - 3.58%
             Health & Hospitals
             Metropolitan Government Nashville & Davidson County
             Tennessee H & E Facilities Board,
   400,000       5.00% due 11/01/19                               388,920


             TEXAS - 1.46%
             General Obligation - 0.98%
             Houston Texas Ser. C,
    75,000       5.25% due 04/01/14                                77,805
             San Antonio Texas Certificates of Obligation,
    25,000      6.625% due 08/01/14                                28,344
                                                                  106,149


             Power/Utility - 0.48%
             Brazos River Authority Texas Revenue,
    50,000       5.80% due 08/01/15                                52,388


             UTAH - 6.56%
             General Obligation - 3.60%
             Clearfield City Utah,
   400,000      5.00% due 02/01/23                                391,248


             Power/Utility - 2.96%
             Intermountain Power Agency Utah Power Supply,
   300,000       6.00% due 07/01/02                               321,519


             WASHINGTON   - 0.44%
             Power/Utility
             Seattle Washington Light & Power Series A,
    35,000       5.75% due 08/01/11                              37,590
             Washington State Public Power Supply Nuclear Project
             No. 1 Series B,
    10,000       7.25% due 07/01/12                              10,709
                                                                 48,299





                                                    27
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO (cont'd)

   Principal
    Amount                                                         Value
 --------------                                               ---------------
 --------------                                               ----------------
                 WASHINGTON DC   - 2.15%
                 Public Facilities
                 Washington DC Convention Center Authority Dedicated
                 Tax Revenue Senior Lien,
   $   250,000        4.75% due 10/01/28                      $    233,444


                 WISCONSIN  - 9.37%
                 Health & Hospitals - 6.45%
                 Wisconsin State Health & Educational Facilities Authority Series A,
       400,000        5.25% due 08/15/19                           403,260
                 Wisconsin State Health & Educational Facilities,
       300,000        5.25% due 08/15/27                           298,239
                                                                   701,499


                 Housing - 2.92%
                 Wisconsin Housing & Economic Development Home Ownership,
       300,000         6.20% due 3/1/27                            317,214


                 WYOMING   - 0.25%
                 Housing
                 Wyoming Community Development Authority Housing,
        25,000       6.65% due 12/1/06                             26,861


 Total Municipal Bonds (Cost - $10,375,744)                  $  10,726,908





 Total Investments (Cost-$10,390,744)             98.82%       $  10,741,908


 Other Assets in Excess of Other Liabilities      1.18%            128,032




 Total Net Assets                                100.00%       $ 10,869,940





 FRN - Floating Rate Note

 See accompanying notes to financial statements.
                                                      28


February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)

--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO

 Principal
   Amount                                                            Value
-------------                                                   --------------
-------------                                                   --------------
              U.S. Government Notes - 98.64%

              Federal Farm Credit Bank - 3.74%
  $   10,000  4.69% due 04/27/99                                $      9,926
     415,000  4.63% due 05/07/99                                     411,424
     450,000  4.72% due 05/24/99                                     445,044
   1,000,000  5.55% due 07/01/99                                   1,000,007


              Total Federal Farm Credit Bank (Cost-$1,866,401)   $ 1,866,401


              Federal Home Loan Bank Discount Notes - 11.30%
  $2,175,000  4.72% due 05/26/99                                 $ 2,150,475
   2,120,000  4.71% due 05/28/99                                   2,095,592
     240,000  4.67% due 08/06/99                                     235,081
   1,190,000  4.58% due 09/16/99                                   1,159,873


              Total Federal Home Loan Bank Discount Notes      $   5,641,021
              (Cost-$5,641,021)


              Federal Home Loan Mortgage Discount Notes - 77.83%
  $   60,000  4.70% due 03/01/99                                 $    60,000
   2,385,000  4.66% due 03/02/99                                   2,384,690
   1,605,000  4.95% due 03/02/99                                   1,604,779
     580,000  4.68% due 03/08/99                                     579,472
   2,205,000  4.95% due 03/08/99                                   2,202,878
     280,000  4.97% due 03/08/99                                     279,729
   1,060,000  4.57% due 03/12/99                                   1,058,520
   1,745,000  4.66% due 03/12/99                                   1,742,515
      35,000  4.97% due 03/12/99                                      34,947
   1,975,000  4.69% due 03/15/99                                   1,971,398
     140,000  4.77% due 03/15/99                                     139,740
      75,000  4.74% due 03/19/99                                      74,822
      95,000  4.64% due 03/31/99                                      94,633
   4,000,000  4.69% due 03/31/99                                   3,984,367
      80,000  4.73% due 04/06/99                                      79,622
     125,000  4.73% due 04/08/99                                     124,376
     155,000  4.90% due 04/09/99                                     154,177
   1,975,000  4.77% due 04/14/99                                   1,963,486
   3,730,000  4.67% due 04/30/99                                   3,700,968
   2,065,000  4.75% due 04/30/99                                   2,048,652
     210,000  4.82% due 05/04/99                                     208,201
   2,420,000  4.71% due 05/14/99                                   2,396,570
   3,690,000  4.72% due 05/19/99                                   3,651,780
     975,000  4.78% due 05/25/99                                     963,996
     470,000  4.80% due 05/28/99                                     464,485



                                                29
February 28, 1999
(Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (cont'd)

  Principal
    Amount                                                          Value
 -------------                                                 ----------------
 -------------                                                 ----------------


   $1,100,000  4.78% due 06/04/99                                 $ 1,086,125
    1,210,000  4.69% due 06/10/99                                   1,194,079
    3,000,000  4.69% due 06/15/99                                   2,958,572
       30,000  4.70% due 06/15/99                                      29,585
      240,000  4.59% due 07/06/99                                     236,114
    1,390,000  4.60% due 07/22/99                                   1,364,602


               Total Federal Home Loan Mortgage Discount Notes     $38,837,880
               (Cost-$38,837,880)


               Federal National Mortgage Association - 5.77%
   $   80,000  4.65% due 03/01/99                                 $    80,000
       80,000  4.73% due 03/16/99                                      79,842
    1,285,000  4.70% due 06/16/99                                   1,267,049
    1,490,000  4.80% due 09/09/99                                   1,451,856


 Total Federal National Mortgage Association (Cost-$2,878,747)     $ 2,878,747


 Total Investments (Cost-$49,224,049)              98.64%        $  49,224,049


 Other Assets in Excess of Other Liabilities        1.36%              676,197


 Total Net Assets                                 100.00%         $ 49,900,246




      See accompanying notes to financial statements.
                                                      30


February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
                                     Large         Large                                                                   U.S.
                                 Capitalization Capitalization   Small      International   Investment    Municipal     Government
                                    Value         Growth     Capitalization   Equity      Quality Bond      Bond      Money Market
                                   Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
Assets
  Investments, at value
(cost--$65,387,690;
$62,409,660; $37,775,797; $20,444,144;
$39,109,701; $10,390,744 and
$49,224,049, respectively)         $73,217,580  $103,078,825   $31,499,025   $22,220,520    $38,852,226   $10,741,908    $49,224,049

 Cash                                  62,255             0           873     1,392,178         77,307        45,488          5,011

Receivable for shares of
beneficial interest sold               303,018       348,883        89,658        98,891        141,300         4,973      1,169,378


Receivable for investments sold      1,424,370                      20,081        817,500
Deferred organization expenses           6,425         6,425         6,425         6,425          4,862         6,425          6,425

Interest receivable                                                    380                      767,540       136,820          8,788

Dividends receivable                    73,208        43,120         6,325        12,615

Foreign taxes receivable                                                           8,558

Prepaid expenses and other assets       16,866        19,104        16,008        12,901         13,407        16,640         16,168

                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
    Total Assets                    73,679,352   104,920,727    31,618,694    23,772,169     40,674,142    10,952,254     50,429,819
                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------

Liabilities
Payable to manager                      32,067        54,039        16,184        13,496         17,326         4,718         17,267

Administration fee payable               6,887         9,686         4,406         2,746          6,226         2,125          4,176

Payable for shares of beneficial
interest redeemed                      248,520     1,268,565       110,429       111,941        473,930        53,325        466,598

Payable for investments purchased    6,221,717                     190,625                      828,188

Other payables and accrued              50,715        68,021        45,952        31,891         39,804        22,146         41,532
expenses
                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
   Total Liabilities                 6,559,906     1,400,311       367,596       160,074      1,365,474        82,314        529,573
                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------

Net Assets
Shares of beneficial interest at        34,050        39,674        36,479        20,063         38,876        10,210        499,026
par value.
                                    57,657,335    59,700,700    39,787,075    22,023,318     39,426,691    10,441,712     49,403,462
Paid-in-surplus
  Accumulated undistributed net
investment
    income (loss)                    (238,991)     (449,579)     (701,063)        59,534        (3,131)      (11,632)              0

Accumulated net realized gain (loss) on
investments and foreign              1,837,162     3,560,456   (1,594,621)     (267,196)        103,707        78,486        (2,242)
currency transactions
  Net unrealized appreciation
(depreciation)
on investments                       7,829,890    40,669,165   (6,276,772)     1,776,376      (257,475)       351,164              0

                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
Total Net Assets                   $67,119,446  $103,520,416   $31,251,098   $23,612,095    $39,308,668   $10,869,940    $49,900,246

                                  ============ ============= ============= =============  ============= ============= ==============

Net Asset Value per Share
   Class I
Net Assets                          66,938,794   103,553,759    31,248,073    23,598,675     39,563,419    10,833,585     49,893,242
Shares of beneficial interest
outstanding                          3,396,093     3,968,482     3,647,459     2,004,622      3,912,678     1,017,556     49,893,242
                                 ------------- ------------- ------------- -------------  ------------- ------------- --------------
Net asset value and offering
price per share                         $19.71        $26.09         $8.57        $11.77         $10.11        $10.65          $1.00
                                 ============= ============= ============= =============  ============= ============= ==============


See accompanying notes to financial statements.


Six Months Ended February 28, 1999 (Unaudited)

STATEMENTS OF OPERATIONS


                                -------------   ----------- ------------- -------------  ------------- ------------- -------------
                                   Large          Large                                                                  U.S.
                                apitalization  Capitalization  Small      International   Investment    Municipal     Government
                                   Value          Growth    Capitalization   Equity      Quality Bond      Bond      Money Market
                                 Portfolio      Portfolio    Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                -------------   ----------- ------------- -------------  ------------- ------------- -------------
Investment Income
  Dividends                         $338,443 (1)  $291,260       $82,520      $197,939 (1)    --            --            --

  Interest                           248,164        27,752        18,334       --          $1,151,852      $269,310    $1,083,913

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------
    Total investment income          586,607       319,012       100,854       197,939      1,151,852       269,310     1,083,913

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------

Operating Expenses
  Management fees (note 2a)          172,594       294,141        94,265        79,252        109,805        29,107       100,845

  Administration fees (note 2c)       18,901        29,557        10,767         7,551         15,836         4,630        14,361

  Transfer and dividend               51,332        78,894        17,904        23,208         36,920         7,123        29,002
disbursing agent fees

  Custodian fees (note 2a)            30,349        27,227        15,244        32,353         20,936        27,710        25,596

  Registration fees                    9,125        13,150         8,159         7,213          8,768         6,502        10,294

  Amortization of deferred
organization
    expenses (note 1c)                 6,322         6,322         6,322         6,322          5,429         6,322         6,322

  Auditing fees                        7,117         7,117         7,117         9,117          7,117         7,117         7,117

  Reports and notices to               6,437        11,808         6,538         2,500          5,390         1,767         6,536
shareholders

  Legal fees                          15,163        16,506         7,344         3,082          5,170         1,917         7,224

  Trustees' fees                       4,635         9,224         4,983           501          3,776           744         4,983

  12b-1 fees                              25            46             3             6              0             0             1

  Miscellaneous                        2,081         4,702         2,046         1,155          1,595           866         1,623

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------
    Total operating expenses         324,081       498,694       180,692       172,260        220,742        93,805       213,904

Less: Management fees waived
and/or expenses assumed
 (note 2a)                           (13,870)             0      (16,915)       (9,226)        (2,080)      (30,256)       (8,750)


  Expense offset
   arrangement (note 2a)             (1,584)      (17,471)         (303)      (29,101)       (10,331)         (618)         (753)


                                -------------   ----------- ------------- -------------  ------------- ------------- -------------
      Net operating expenses         308,627       481,223       163,474       133,933        208,331        62,931       204,401

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------

        Net investment income        277,980     (162,211)      (62,620)        64,006        943,521       206,379       879,512
(loss)

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------

Realized and Unrealized
Gain(Loss) on Investments-Net
  Net realized gain (loss) on      1,374,721     3,552,307   (1,168,179)        49,597        219,577        81,207             0
securities


  Net change in unrealized
appreciation (depreciation)
     on investments                4,821,614    31,653,034     4,386,110     1,615,655      (768,372)     (112,140)             0

                                -------------   ----------- ------------- -------------  ------------- ------------- -------------

 Net realized gain (loss) and
change in unrealized appreciation
(depreciation)on investments       6,196,335    35,205,341     3,217,931     1,665,252      (548,795)      (30,933)             0
                               --------------   ----------- ------------- -------------  ------------- ------------- -------------

  Net increase in net assets
    resulting from operations     $6,474,315    $35,043,130   $3,155,311    $1,729,258       $394,726      $175,446      $879,512

                               ==============   =========== ============= =============  ============= ============= =============

(1)  Net  of  foreign   withholding   taxes  of  $4,000  and  $3,919  for  Large
Capitalization Value and International Equity, respectively.



See accompanying notes to financial statements.


(Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          ------------------------------------------------------------------------------------------
                                                   Large Capitalization Value    Large Capitalization Growth               Small
                                                                                                                      Capitalization
                                                            Portfolio                      Portfolio                     Portfolio
                                          ----------------------------- ------------------------------ -----------------------------

                                                            (Unaudited)                    (Unaudited)                   (Unaudited)
                                             Year Ended      Six Months    Year Ended       Six Months    Year Ended      Six Months
                                                               Ended                          Ended                         Ended
                                            August 31,1998 February 28,   August 31,1998  February 28,   August 31,1998    February
                                                               1999                           1999                         28, 1999
                                          ----------------------------- ------------------------------ -----------------------------
Operations
Net investment income (loss)                  $265,441        $277,980     ($208,165)      ($162,211)     ($212,917)      ($62,620)

Net realized gain (loss) on investments      2,725,132       1,374,721      1,988,666       3,552,307      6,233,807    (1,168,179)

Net change in unrealized appreciation
    (depreciation) on investments          (4,379,851)       4,821,614    (3,046,018)      31,653,034   (16,209,040)      4,386,110

                                          -------------  -------------- --------------  -------------- --------------  -------------
Net increase (decrease) in net assets
    resulting from operations              (1,389,278)       6,474,315    (1,265,517)      35,043,130   (10,188,150)      3,155,311

                                          -------------  -------------- --------------  -------------- --------------  -------------

Dividends and Distributions to
Shareholders
  Net investment income
     Class I                                  (644,832)       (238,346)              0               0              0              0
     Class B                                          0               0              0               0              0              0
     Class C                                          0               0              0               0              0              0
  Net realized gain
     Class I                                  (403,394)     (2,604,268)    (2,127,182)     (1,644,127)    (1,999,133)    (6,885,615)
     Class B                                          0               0              0               0              0              0
     Class C                                          0               0              0               0              0              0
    Total dividends and distributions
      to shareholders                       (1,048,226)     (2,842,614)    (2,127,182)     (1,644,127)    (1,999,133)    (6,885,615)

                                          -------------  -------------- --------------  -------------- --------------  -------------

Share Transactions of
Beneficial Interest
  Net proceeds from shares sold
     Class I                                 22,550,001      25,077,018     38,698,508      26,230,322     27,403,860      9,284,519
     Class B                                          0             357              0             400              0            203
     Class C                                          0         179,177              0         329,293              0         23,408
  Reinvestment of dividends and
distributions
     Class I                                  1,033,971       2,809,932      2,098,815       1,911,481      1,991,614      6,833,242
     Class B                                          0               0              0               0              0              0
     Class C                                          0               0              0               0              0              0
  Cost of shares redeemed
     Class I                                (8,181,548)     (7,219,476)   (18,066,310)    (24,886,890)   (22,754,879)    (4,394,686)
     Class B                                          0               0              0               0              0              0
     Class C                                          0               0              0               0              0              0
    Net increase in net assets from share
      transactions of beneficial interest    15,402,424      20,847,008     22,731,013       3,584,606      6,640,595     11,746,686
                                          -------------  -------------- --------------  -------------- --------------  -------------

        Total increase in net assets         12,964,920      24,478,709     19,338,314      36,983,609    (5,546,688)      8,016,382


Net Assets
  Beginning of period                        29,675,817      42,640,737     47,198,493      66,536,807     28,781,404     23,234,716

                                          -------------  -------------- --------------  -------------- --------------  -------------
  End of period (including undistributed
    (overdistributed) net investment income of
    $240,241, ($238,991); $1,896,
($479,579); $1,896,
   ($701,063); $117,534, $59,534; $1,896,
($3,131);
   $1,896, ($11,632); $1,896 and $0,
    respectively)                          $42,640,737     $67,119,446    $66,536,807    $103,520,416    $23,234,716    $31,251,098

                                          =============  ============== ==============  ============== ==============  =============





See accompanying notes to financial statements.


(Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------  -----------------------------
                International                    Investment Quality Bond     Municipal Bond                      U.S.
                    Equity                                                                                    Government
                                                                                                             Money Market
                  Portfolio                     Portfolio                      Portfolio                      Portfolio
------------------------------- -----------------------------  -----------------------------  -----------------------------

                  (Unaudited)                   (Unaudited)                    (Unaudited)                    (Unaudited)
  Year Ended       Six Months    Year Ended       Six Months    Year Ended       Six Months    Year Ended     Six Months
                     Ended                          Ended                          Ended                         Ended
 August 31,1998  February 28,   August 31,1998    February     August 31,1998    February     August 31,1998 February 28,
                     1999                         28, 1999                       28, 1999                        1999
------------------------------- -----------------------------  -----------------------------  -----------------------------

      $169,244         $64,006     $1,347,436       $943,521        $340,545       $206,379      $1,361,390       $879,512
     (261,415)          49,597        171,095        219,577          38,175         81,207         (2,092)              0

     (725,764)       1,615,655        392,011      (768,372)         281,588      (112,140)               0              0
---------------  -------------- --------------  -------------  --------------  -------------  -------------- --------------

     (817,935)       1,729,258      1,910,542        394,726         660,308        175,446       1,359,298        879,512
---------------  -------------- --------------  -------------  --------------  -------------  -------------- --------------




      (45,288)       (173,213)    (1,347,402)      (943,515)       (352,177)      (306,377)     (1,361,390)      (879,497)
             0               0              0            (3)               0            (1)               0            (2)
             0               0              0            (3)               0            (1)               0           (13)

             0       (160,696)       (33,855)      (245,800)        (10,602)       (43,266)               0              0
             0               0              0              0               0              0               0              0
             0               0              0              0               0              0               0              0

      (45,288)       (333,909)    (1,381,257)    (1,189,321)       (362,779)      (349,645)     (1,361,390)      (879,512)
---------------  -------------- --------------  -------------  --------------  -------------  -------------- --------------




    12,655,895       7,538,554     19,032,965     14,216,356       4,305,933      3,387,434      45,684,586     29,429,382
             0             260              0            400               0            150               0            300
             0          42,142              0            400               0            150               0          6,704

        44,303         171,234      1,403,653      1,145,694         359,150        246,975       1,324,090        861,806
             0               0              0              3               0              1               0              1
             0               0              0              3               0              1               0             13

   (3,258,982)     (4,502,344)    (7,749,618)   (10,983,194)     (2,391,818)    (2,384,538)    (37,085,981)   (18,890,333)
             0               0              0           (49)               0            (1)               0              0
             0               0              0           (49)               0            (1)               0              0

     9,441,216       3,249,846     12,687,000      4,379,564       2,273,265      1,250,171       9,922,695     11,407,873
---------------  -------------- --------------  -------------  --------------  -------------  -------------- --------------

     8,577,993       4,645,195     13,216,285      3,584,969       2,570,794      1,075,972       9,920,603     11,407,873


    10,388,907      18,966,900     22,507,414     35,723,699       7,223,174      9,793,968      28,571,770     38,492,373
---------------  -------------- --------------  -------------  --------------  -------------  -------------- --------------





   $18,966,900     $23,612,095    $35,723,699    $39,308,668      $9,793,968    $10,869,940     $38,492,373    $49,900,246
===============  ============== ==============  =============  ==============  =============  ============== ==============








February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Thorsell, Parker Partners, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Friend Ivory & Sime plc: International Equity. Unified Fund Services, Inc. (the "Administrator") provides the Trust with administrative services. Unified Management Corporation serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust. Currently, each portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. These financial statements include activity for Class I shares. Activity for Class B and C shares is not included herein. The following is a summary of significant accounting policies consistently followed by each Portfolio:

       (a) Valuation of Investments

Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short - term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

       (b) Federal Income Tax

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

       (c) Deferred Organization
Expenses

In connection with the Trust's organization, each Portfolio incurred approximately $66,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

       (d) Security Transactions and Other Income

Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

       (e) Dividends and Distributions

The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                          Income
                                        Dividends     Capital
                                                       Gains
                                       --------------------------
                    Large                annually     annually
Capitalization Value
                    Large                annually     annually
Capitalization Growth
                    Small                annually     annually
Capitalization
                    International        annually     annually
Equity
                    Investment           daily *      annually
Quality Bond
                    Municipal Bond       daily *      annually
                    U.S. Government      daily *      annually
Money Market
                         *  paid
monthly

                                                              35



February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

       (f) Purchased Put Option Accounting Policy

When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. If a Portfolio enters into a closing sale transaction, the difference between the premium paid and the amount received from the sale is the realized gain or loss.
When a Portfolio purchases a put option, it is generally to hedge against adverse movements in the value of Portfolio holdings. The risk of buying an option is that the Portfolio will pay a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing securities transaction if an illiquid market exists or the counter parties develop the inability to meet the terms of their contracts. No options were outstanding as of February 28, 1999.

       (g) Allocation of Expenses

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis. Actual results could differ from those estimates.

       (h) Other
The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable monthly by the Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .75% for International Equity; .55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

For the six months ended February 28, 1999, the Manager voluntarily waived all of its management fees and assumed $1,149 in other operating expenses for Municipal Bond . The Manager also voluntary waived $13,870; $16,915; $9,226; $2,080; $30,256 and $8,750 in management fees for Large Capitalization Value, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market, respectively, for the six months ended February 28, 1999.

The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

(b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

(c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 1999 was accrued at an annual rate of the lesser of .12% of each Portfolio's average daily net assets or $234,000 (exclusive of out of pocket administration fees) for the Trust.

3.    PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 1999 purchases and sales of investment securities, other than short-term securities were as follows:

                                        Purchases      Sales
                                       --------------------------
                    Large               $48,652,083  $25,104,936
Capitalization Value
                    Large                23,840,485   21,681,746
Capitalization Growth
                    Small                 7,965,117    3,715,264
Capitalization
                    International         9,016,893    6,115,298
Equity
                    Investment
Quality Bond                             13,335,961    8,377,066
                    Municipal Bond        3,145,170    2,000,196







                                                              36

February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

At February 28, 1999, the composition of unrealized appreciation (depreciation) of investment securities were as follows:

                                       Appreciation (Depreciation)   Net
                                       ---------------------------------------
                    Large                $9,747,518 ($1,917,628)   $7,829,890
Capitalization Value
                    Large                40,844,455    (175,290)   40,669,165
Capitalization Growth
                    Small                 2,756,655  (9,033,427)  (6,276,772)
Capitalization
                    International         3,177,039  (1,400,663)    1,776,376
Equity
                    Investment
Quality Bond                                247,826    (505,301)    (257,475)
                    Municipal Bond          371,030     (19,866)      351,164

For U.S. federal income tax, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the I Class were as follows for the periods indicated:

                                (Audited)                (Unaudited)
                               Year Ended             Six Months Ended
                             August 31, 1998          February 28, 1999
                          ----------------------------------------------------
Large Capitalization Value


              Issued             797,161                 1,277,860

              Redeemed          (496,095)                 (366,567)

Reinvested from Dividends         32,655                   144,908
                             -------------             -------------
Net Increase in Shares           333,721                 1,056,201
                            -------------             -------------

Large Capitalization Growth

              Issued           1,172,529                 1,184,637

              Redeemed        (1,112,030)               (1,018,883)

Reinvested from Dividends              -                    80,611
                            -------------             -------------
NetIncrease in Shares             60,499                   246,365
                            -------------             -------------

Small Capitalization

              Issued            671,535                   856,124

              Redeemed         (492,311)                 (440,887)

Reinvested from Dividends       107,862                   795,468
                            -------------             -------------
Net Increase in Shares          287,086                 1,210,705
                           -------------             -------------

International Equity

              Issued            456,093                   647,438

              Redeemed         (219,913)                 (388,589)

Reinvested from Dividends        15,919                    14,968
                            -------------             -------------
Net Increase in Shares          252,099                   273,817
                           -------------             -------------

Investment Quality Bond

              Issued          1,132,061                 1,405,439

              Redeemed         (705,446)               (1,069,131)

Reinvested from Dividends       101,660                   111,101
                            -------------             -------------
Net Increase in Shares          528,275                   447,409
                            -------------             -------------

Municipal Bond

             Issued            407,955                   306,740

             Redeemed         (227,322)                 (222,642)

Reinvested from Dividends       34,043                    23,022
                           -------------             -------------
Net Increase in Shares         214,676                   107,120
                           -------------             -------------

U.S. Government Money Market

             Issued         45,684,586                29,257,421

             Redeemed      (37,085,981)              (18,890,333)

Reinvested from Dividends    1,324,090                   861,806
                          -------------             -------------
Net Increase in Shares       9,922,695                11,228,894
                          -------------             -------------






                                                              37

February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

6.    CAPITAL LOSS CARRYFORWARDS

At August 31, 1998, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

Name of Portfolio              Total      2003      2004      2005       2006

International Equity Portfolio $270,290        --        --    $8,875   $261,415
U.S. Government Money Market       $219        --        --       $32       $187
Portfolio



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        INCOME FROM         DIVIDENDS AND
                                       INVESTMENT         DISTRIBUTIONS
                                       OPERATIONS                                                            RATIOS
                           --------------------------------------------------                   ----------------------------
                           --------------------------------------------------                   ----------------------------

                                                                Distributions
                                    Net                              to
                                    Realized
                                       and           Dividends  Shareholders Net          Net   Ratio of    Ratio of
                                                         to                                        Net         Net
                 Net                UnrealizedTotal  Shareholders from Net   Asset       Assets Operating  Investment
                 Asset
                 Value,      Net    Gain(Loss) from   from Net    Realized   Value,      End of  Expenses  Income(Loss)Portfolio
                                                                   Gains
                 Beginning Investment  on     InvestmInvestment      on      End  Total  Period to Average to          Turnover
                                                                              of                           Average
                 of        Income(LoInvestmentOperationIncome   Investments  PerioReturn*(000's)   Net      Net Assets  Rate
                 Period                                                                           Assets

International Equity
Portfolio

Year Ended August 31,
   1998          $10.74       $0.13     $0.09  $0.22    ($0.04)      --      $10.922.08% $18,967 1.40% (1)   1.14% (1)  58%
Year Ended August 31,
   1997            9.59        0.23      1.12   1.35     (0.20)      --      10.7414.39% 10,389  1.64% (1)   0.32% (1)  58%
Year Ended August 31,
   1996            9.33        0.00      0.34   0.34     (0.03)       (0.05) 9.59  3.68%  6,857  1.65% (1)   0.23% (1)  58%
 September 2,
1994 (2)
   to August      10.00 (3)    0.05    (0.71) (0.66)     (0.01)      --      9.33         2,907  0.38% (1,4) 1.03% (1,4)36%
31, 1995                                                                          (6.61%)
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.96% and 0.59%, respectively, for the year ended August 31,1998, 2.76% and (1.00%), respectively, for the year ended August 31,1997, 3.91% and (2.33%), respectively, for the year ended August 31,1996 and
      8.96% and (7.53%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31, 1995.

Investment Quality Bond
Portfolio

Year Ended August 31,
   1998          $10.09       $0.50     $0.21  $0.71    ($0.50)      ($0.01) $10.297.21% $35,724 1.19% (1)   4.86% (1)  44%
Year Ended August 31,
   1997            9.91        0.51      0.18   0.69     (0.51)         0.00 10.09 7.16% 22,507  1.28% (1)   5.03% (1)  30%
Year Ended August 31,
   1996           10.08        0.48    (0.16)   0.32     (0.48)       (0.01) 9.91  3.23% 16,864  1.31% (1)   4.84% (1)  55%
 September 2,
1994 (2)
   to August      10.00 (3)    0.60      0.08   0.68     (0.60)      --      10.08 7.12%  4,503  0.45% (1,4) 5.77% (1,4)18%
31, 1995
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.37% and 4.69%, respectively, for the year ended August 31,1998, 1.52% and 4.71%, respectively, for the year ended
August 31,1997, 2.12% and 3.90%, respectively, for the year ended August 31,1996 and
     7.93% and (1.71%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.

Municipal Bond
Portfolio

Year Ended August 31,
   1998          $10.33       $0.43     $0.42  $0.85    ($0.44)      ($0.02) $10.728.42% $9,794  1.20% (1)   4.07% (1)  18%
Year Ended August 31,
   1997           10.00        0.43      0.33   0.76     (0.43)      --      10.33 7.67%  7,223  1.21% (1)   4.19% (1)  20%
Year Ended August 31,
   1996            9.93        0.41      0.07   0.48     (0.41)      --      10.00 4.88%  4,708  1.23% (1)   4.03% (1)  12%
 September 2,
1994 (2)
   to August      10.00 (3)    0.51    (0.07)   0.44     (0.51)      --      9.93  4.65%  1,477  0.37% (1,4) 4.79% (1,4)27%
31, 1995
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived all of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      2.15% and 3.12%, respectively, for the year ended August 31,1998, 2.96% and 2.43%, respectively, for the year ended
August 31,1997, 5.32% and (0.12%), respectively, for the year ended August 31,1996 and
     20.15% and (14.99%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                      INCOME FROM         DIVIDENDS AND
                                       INVESTMENT         DISTRIBUTIONS
                                       OPERATIONS                                                            RATIOS
                           --------------------------------------------------                   ----------------------------
                           --------------------------------------------------                   ----------------------------

                                                                Distributions
                                    Net                              to
                                    Realized
                                       and           Dividends  Shareholders Net          Net   Ratio of    Ratio of
                                                         to                                        Net         Net
                 Net                UnrealizedTotal  Shareholders from Net   Asset       Assets Operating  Investment
                 Asset
                 Value,      Net    Gain(Loss) from   from Net    Realized   Value,      End of  Expenses  Income(Loss)Portfolio
                                                                   Gains
                 Beginning Investment  on     InvestmInvestment      on      End  Total  Period to Average to          Turnover
                                                                              of                           Average
                 of        Income(LoInvestmentOperationIncome   Investments  PerioReturn*(000's)Net        Net Assets  Rate
                 Period                                                                           Assets

Large Capitalization
Value Portfolio

Year Ended August 31,
   1998          $18.57       $0.14     $0.07  $0.21    ($0.39)      ($0.24) $18.150.96% $42,641 1.30% (1)   0.69% (1)  54%
Year Ended August 31,
   1997           14.45        0.09      4.37   4.46     (0.08)       (0.26) 18.5731.37% 29,676  1.31% (1)   0.60% (1)  25%
Year Ended August 31,
   1996           12.30        0.07      2.33   2.40     (0.11)       (0.14) 14.4519.73% 18,274  1.28% (1)   0.97% (1)  26%
 September 2,
1994 (2)
   to August      10.00 (3)    0.15      2.20   2.35     (0.05)      --      12.3023.60%  5,515  0.40% (1,4) 2.29% (1,4)33%
31, 1995
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.39% and 0.60%, respectively, for the year ended August 31,1998, 1.56% and 0.35%, respectively, for the year ended
August 31,1997, 2.19% and 0.04%, respectively, for the year ended August 31,1996 and
     6.54% and (3.85%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.

Large Capitalization
Growth Portfolio

Year Ended August 31,
   1998          $17.87     ($0.07)     $0.81  $0.74     --          ($0.78) $17.833.91% $66,537 1.18% (1) (0.34%) (1)  45%
Year Ended August 31,
   1997           13.16      (0.02)      4.73   4.71     --          --      17.8735.79% 47,197  1.36% (1) (0.12%) (1)  53%
Year Ended August 31,
   1996           12.86      (0.02)      0.35   0.33     (0.01)       (0.02) 13.16 2.56% 33,962  1.34% (1) (0.13%) (1)  50%
 September 2,
1994 (2)
   to August      10.00 (3)    0.02      2.85   2.87     (0.01)      --      12.8628.77% 11,107  0.51% (1,4) 0.32% (1,4)23%
31, 1995
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.25% and (0.41%), respectively, for the year ended August 31,1998, 1.36% and (0.20%), respectively, for the year ended August 31,1997, 1.67% and (0.60%), respectively, for the year ended August 31,1996 and
     5.00% and (4.17%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.

Small Capitalization
Portfolio

Year Ended August 31,
   1998          $15.05     ($0.10)   ($4.20) ($4.30)    --          ($0.93) $9.82(30.64%$23,235 1.28% (1) (0.63%) (1)  96%
Year Ended August 31,
   1997           13.58      (0.07)      2.37   2.30     --           (0.83) 15.0518.07% 28,781  1.30% (1) (0.70%) (1) 162%
Year Ended August 31,
   1996           12.62      (0.09)      1.44   1.35    ($0.00)       (0.39) 13.5811.03% 22,071  1.25% (1) (0.83%) (1)  95%
 September 2,
1994 (2)
   to August      10.00 (3)    0.02      2.61   2.63     (0.01)      --      12.6226.38% 15,103  0.42% (1,4) 0.07% (1,4111%
31, 1995
(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.44% and 0.98%, respectively, for the year ended August 31,1998, 1.64% and (1.04%), respectively, for the year ended August 31,1997, 1.84% and (1.42%), respectively, for the year ended August 31,1996 and
     3.57% and (3.08%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                      INCOME FROM         DIVIDENDS AND
                                       INVESTMENT         DISTRIBUTIONS
                                       OPERATIONS                                                            RATIOS
                           --------------------------------------------------                   ----------------------------
                           --------------------------------------------------                   ----------------------------

                                                                Distributions
                                    Net                              to
                                    Realized
                                       and           Dividends  Shareholders Net          Net   Ratio of    Ratio of
                                                         to                                        Net         Net
                 Net                UnrealizedTotal  Shareholders from Net   Asset       Assets Operating  Investment
                 Asset
                 Value,      Net    Gain(Loss) from   from Net    Realized   Value,      End of  Expenses  Income(Loss)Portfolio
                                                                   Gains
                 Beginning Investment  on     InvestmInvestment      on      End  Total  Period to Average to          Turnover
                                                                              of                           Average
                 of        Income(LoInvestmentOperationIncome   Investments  PerioReturn*(000's)Net        Net Assets  Rate
                 Period                                                                           Assets

U.S. Government Money Market
Portfolio

Year Ended August 31,
   1998          $1.000      $0.045    $0.000  0.045   ($0.045)      --      $1.0004.59% $38,492 1.12% (1)   4.41% (1)  --
Year Ended August 31,
   1997           1.000       0.043     0.000  0.043    (0.043)      --      1.000 4.41% 28,572  1.12% (1)   4.31% (1)  --
Year Ended August 31,
   1996           1.000       0.044     0.000  0.044    (0.044)      --      1.000 4.47% 22,906  1.13% (1)   4.30% (1)  --
 September 2,
1994 (2)
   to August      1.000 (3)   0.052     0.000  0.052    (0.052)      --      1.000 5.36%  5,072  0.40% (1,4) 5.38% (1,4)--
31, 1995

(1) During the fiscal year ended August 31,1998 and the fiscal year ended August 31,1997, Saratoga Capital Management waived a portion of its management fees.  During all other time periods presented above, Saratoga Capital
      Management waived all of its fees and assumed a portion of the operating expenses.  Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank.  If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been
      1.30% and 4.24%, respectively, for the year ended August 31,1998, 1.35% and 4.08%, respectively, for the year ended
August 31,1997, 1.79% and 3.64%, respectively, for the year ended August 31,1996 and
     6.69% and (0.91%), annualized, respectively, for the period September 2, 1994
(commencement of operations) to August 31,1995.




-----------------------------------------------------
-----------------------------------------------------

(2) Commencement of
operations.
(3) Initial
offering price.
(4) Annualized.



* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
--------------------------------------------------------------------------------

                                     --------------------------------------------------------------------------------------------
                                        Large        Large                                                              U.S.
                                     CapitalizatioCapitalization  Small    International  Investment    Municipal    Government
                                        Value        Growth    Capitalization Equity     Quality Bond     Bond      Money Market
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                     --------------------------------------------------------------------------------------------
Assets
  Investments, at value (cost--$65,387,690;
    $62,409,660; $37,775,797;
$20,444,144;
    $39,109,701; $10,390,744 and
    $49,224,049, respectively)        $73,217,580 $103,078,825 $31,499,025   $22,220,520  $38,852,226   $10,741,908  $49,224,049

  Cash                                     62,255            0         873     1,392,178       77,307        45,488        5,011

  Receivable for shares of
beneficial
    interest sold                         303,018      348,883      89,658        98,891      141,300         4,973    1,169,378

  Receivable for investments sold                      1,424,370                    20,081      817,500
  Deferred organization expenses            6,425        6,425       6,425         6,425        4,862         6,425        6,425

  Interest receivable                                                  380                    767,540       136,820        8,788

  Dividends receivable                     73,208       43,120       6,325        12,615

  Foreign taxes receivable                                                         8,558

  Prepaid expenses and other assets        16,866       19,104      16,008        12,901       13,407        16,640       16,168

                                     --------------------------------------------------------------------------------------------
       Total Assets                    73,679,352  104,920,727  31,618,694    23,772,169   40,674,142    10,952,254   50,429,819

                                     --------------------------------------------------------------------------------------------

Liabilities
  Payable to manager                       32,067       54,039      16,184        13,496       17,326         4,718       17,267

  Administration fee payable                6,887        9,686       4,406         2,746        6,226         2,125        4,176

  Payable for shares of beneficial
    interest redeemed                     248,520    1,268,565     110,429       111,941      473,930        53,325      466,598

  Payable for investments purchased     6,221,717                  190,625                    828,188

  Other payables and accrued               50,715       68,021      45,952        31,891       39,804        22,146       41,532
expenses
                                     --------------------------------------------------------------------------------------------
       Total Liabilities                6,559,906    1,400,311     367,596       160,074    1,365,474        82,314      529,573

                                     --------------------------------------------------------------------------------------------

Net Assets
  Shares of beneficial interest at         34,050       39,674      36,479        20,063       38,876        10,210      499,026
par value
                                       57,657,335   59,700,700  39,787,075    22,023,318   39,426,691    10,441,712   49,403,462
Paid-in-surplus
  Accumulated undistributed net investment
    income (loss)                       (238,991)    (449,579)   (701,063)        59,534      (3,131)      (11,632)            0

  Accumulated net realized gain (loss) on
    investments and foreign             1,837,162    3,560,456 (1,594,621)     (267,196)      103,707        78,486      (2,242)
currency transactions
  Net unrealized appreciation (depreciation)
    on investments                      7,829,890   40,669,165 (6,276,772)     1,776,376    (257,475)       351,164            0

                                     --------------------------------------------------------------------------------------------
       Total Net                      $67,119,446 $103,520,416 $31,251,098   $23,612,095  $39,308,668   $10,869,940  $49,900,246
Assets
                                     ============================================================================================

Net Asset Value per Share
   Class B
   Net Assets                                 350          402         186           249          346           149          301
   Shares of beneficial interest               18           15          22            21           34            14          301
outstanding
                                     --------------------------------------------------------------------------------------------
   Net asset value and offering            $19.74       $26.05       $8.58        $11.77       $10.11        $10.64        $1.00
price per
share
                                     ============================================================================================


See accompanying notes to financial statements.



February 28, 1999 (Unaudited)
 --------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 --------------------------------------------------------------------------

 1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Thorsell, Parker Partners, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Friend Ivory & Sime plc: International Equity. Unified Fund Services, Inc. (the "Administrator") provides the Trust with administrative services. Unified Management Corporation serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.
       Currently, each portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. These financial statements include activity for Class B shares. Activity for Class I and C shares is not included herein.
       The following is a summary of significant accounting policies consistently followed by each Portfolio:

         (a) Valuation of Investments

         Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

         (b) Federal Income Tax

         It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

         (c) Deferred Organization
  Expenses

         In connection with the Trust's organization, each Portfolio incurred approximately $66,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

         (d) Security Transactions and Other Income

         Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

         (e) Dividends and
  Distributions

         The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                          Income
                                        Dividends     Capital
                                                       Gains
                                       --------------------------
                      Large              annually     annually
  Capitalization Value
                      Large              annually     annually
  Capitalization Growth
                      Small              annually     annually
  Capitalization
                      International      annually     annually
  Equity
                      Investment         daily *      annually
  Quality Bond
                      Municipal Bond     daily *      annually
                      U.S. Government    daily *      annually
  Money Market
                           *  paid
  monthly

                                                              35





  February 28, 1999 (Unaudited)
  --------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (continued)
  --------------------------------------------------------------------------

         Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

         (f) Purchased Put Option Accounting Policy

         When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. If a Portfolio enters into a closing sale transaction, the difference between the premium paid and the amount received from the sale is the realized gain or loss.
         When a Portfolio purchases a put option, it is generally to hedge against adverse movements in the value of Portfolio holdings. The risk of buying an option is that the Portfolio will pay a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing securities transaction if an illiquid market exists or the counter parties develop the inability to meet the terms of their contracts. No options were outstanding as of February 28, 1999.

         (g) Allocation of Expenses

         Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis. Actual results could differ from those estimates.

         (h) Other
         The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  2.MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         (a) The management fees are payable monthly by the Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .75% for International Equity; .55% for Investment Quality Bond and Municipal Bond and .475% for U.S.
  Government Money Market.

         For the six months ended February 28, 1999, the Manager voluntarily waived most of its management fees and assumed $1,149 in other operating expenses for Municipal Bond . The Manager also voluntary waived $13,870; $16,915; $9,226; $2,080; $30,256 and $8,750 in management fees for Large
  Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market, respectively, for the six months ended February 28, 1999.

         The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

(b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

         (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 1999 was accrued at an annual rate of the lesser of .12% of each Portfolio's average daily net assets or $414,000 (exclusive of out of pocket administration fees) for the Trust. Unified Fund Services, Inc. (the "Distributor") is the distributor of each Portfolio's shares, which are sold without a front end sales load. Each Portfolio offers the following classes of shares: Class I, Class B and Class C Shares. Class B and C
   Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  3.    PURCHASES AND SALES OF SECURITIES

         For the six months ended February 28, 1999 purchases and sales of investment securities, other than short-term securities were as follows:

                                        Purchases      Sales
                                       --------------------------
                      Large             $48,652,083  $25,104,936
  Capitalization Value
                      Large              23,840,485   21,681,746
  Capitalization Growth
                      Small               7,965,117    3,715,264
  Capitalization
                      International       9,016,893    6,115,298
  Equity
                      Investment
  Quality Bond                           13,335,961    8,377,066
                      Municipal Bond      3,145,170    2,000,196



                                                              36





  February 28, 1999 (Unaudited)
  ------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (continued)
  ------------------------------------------------------------------------------

  4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

         At February 28, 1999, the composition of unrealized appreciation (depreciation) of investment securities were as follows:

                                       Appreciation (Depreciation)   Net
                                       ---------------------------------------
                      Large              $9,747,518 ($1,917,628)   $7,829,890
  Capitalization Value
                      Large              40,844,455    (175,290)   40,669,165
  Capitalization Growth
                      Small               2,756,655  (9,033,427)  (6,276,772)
  Capitalization
                      International       3,177,039  (1,400,663)    1,776,376
  Equity
                      Investment
  Quality Bond                              247,826    (505,301)    (257,475)
                      Municipal Bond        371,030     (19,866)      351,164

  For U.S. federal income tax, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

  5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

         Each Portfolio has unlimited Class C shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class B shares were as follows for the period indicated:

                                       (Unaudited)
                                        Period from January 4,
                                                1999 *
                                         to February 28, 1999
                                       --------------------------
                      Large
  Capitalization Value
                              Issued
                                                350
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            350
                                       -------------

                      Large
  Capitalization Growth
                              Issued
                                                402
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                                       -------------
                              Net
  Increase in Shares                            402
                                       -------------

                      Small
  Capitalization
                              Issued
                                                186
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            186
                                       -------------

                      International
  Equity
                              Issued
                                                249
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            249
                                       -------------

                      Investment
  Quality Bond
                              Issued
                                                346
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            346
                                       -------------

                      Municipal Bond
                              Issued
                                                149
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            149
                                       -------------

                      U.S. Government
  Money Market
                              Issued
                                                301
                              Redeemed
                                                  -

  Reinvested from Dividends                       -
                                       -------------
                              Net
  Increase in Shares                            301
                                       -------------

  * Commencement of offering
                                                              37








  February 28, 1999 (Unaudited)
  ------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (continued)
  ------------------------------------------------------------------------------

  6.    CAPITAL LOSS CARRYFORWARDS

         At August 31, 1998, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

           Name of Portfolio                  Total         2003         2004         2005           2006
           -----------------                  -----         ----         ----         ----           ----

     International Equity Portfolio        $270,290           --           --       $8,875       $261,415
     U.S. Government Money Market              $219           --           --          $32           $187
  Portfolio





--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                              INCOME FROM              DIVIDENDS AND
                                              INVESTMENT OPERATIONS    DISTRIBUTIONS
                                                                                                                  RATIOS
                                     --------------------------------------------------            ---------------------------

                                                                      Distributions
                                             Net                         to
                                             Realized
                                               and         Dividends  ShareholderNet         Net    Ratio     Ratio
                                                              to                                    of Net     of Net
                             Net             UnrealizTotal Shareholderfrom Net  Asset       Assets  Operating Investment
                              Asset
                             Value,    Net   Gain(Losfrom  from Net   Realized  Value,      End of  Expenses  Income(LossPortfolio
                                                                        Gains
                             BeginninInvestmenton    InvestInvestment    on     End of TotalPeriod  to        to         Turnover
                                                                                                    Average   Average
                             of      Income(LInvestmeOperatiIncome    InvestmentPeriod Retur(000's) Net       Net        Rate
                             Period                                                                 Assets     Assets

International Equity Portfolio
(Class B)

 January 4, 1999 (1)
   to February 28, 1999       $12.29 $-   $(0.52)    $(0.52)    $-   $-         $11.77  (3.58%) $-     # 1.30% (2)   1.11% (2) 30%
(Unaudited)


Investment Quality Bond Portfolio (Class B)

 January 4, 1999 (1)
   to February 28, 1999       $10.29 $0.08 $(0.18)  $(0.10)   $(0.08) $ -       $10.11  (0.33%) $-     # 0.91% (2)   5.08% (2) 21%
(Unaudited)


Municipal Bond Portfolio (Class B)

 January 4, 1999 (1)
   to February 28, 1999       $10.66 $0.07 $(0.02)  $0.05    $(0.07)  $ -       $10.64   0.61%  $-     # 0.33% (2)   4.50% (2) 19%
(Unaudited)


Large Capitalization Value Portfolio (Class
B)

 January 4, 1999 (1)
   to February 28, 1999       $20.21 $-   $(0.47)   $(0.47)  $-       $-        $19.74  (0.25%) $-    # 1.11% (2)   1.11% (2)  44%
(Unaudited)


Large Capitalization Growth Portfolio
(Class B)

 January 4, 1999 (1)
   to February 28, 1999       $24.74 $-   $1.31     $1.31    $-       $-        $26.05  12.05% $-     # 0.91% (2)   0.26% (2) 23%
(Unaudited)


Small Capitalization Portfolio
(Class B)

 January 4, 1999 (1)
   to February 28, 1999       $9.33 $-    $(0.75)  $(0.75)   $-       $-        $8.58   (5.47%) $-     # 0.59% (2)   0.00% (2) 12%
(Unaudited)


U.S. Government Money Market Portfolio
(Class B)

 January 4, 1999 (1)
   to February 28, 1999       $1.00 $0.010 $-      $0.010    $(0.010   $-       $1.00   0.76%  $-      # 1.17% (2)   3.58% (2) n/a
(Unaudited)





(1) Commencement of
offering.
(2) Annualized.

#  Rounds to less than
$1,000



* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND
LIABILITIES
--------------------------------------------------------------------------------

                                     --------------------------------------------------------------------------------------------
                                        Large        Large                                                              U.S.
                                     CapitalizatioCapitalization  Small    International  Investment    Municipal    Government
                                        Value        Growth    Capitalization Equity     Quality Bond     Bond      Money Market
                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                     --------------------------------------------------------------------------------------------
Assets
  Investments, at value
(cost--$65,387,690;
    $62,409,660; $37,775,797;
$20,444,144;
    $39,109,701; $10,390,744 and
    $49,224,049, respectively)        $73,217,580 $103,078,825 $31,499,025   $22,220,520  $38,852,226   $10,741,908  $49,224,049

  Cash                                     62,255            0         873     1,392,178       77,307        45,488        5,011

  Receivable for shares of
beneficial
    interest sold                         303,018      348,883      89,658        98,891      141,300         4,973    1,169,378

  Receivable for investments sold                    1,424,370                    20,081      817,500
  Deferred organization expenses            6,425        6,425       6,425         6,425        4,862         6,425        6,425

  Interest receivable                                                  380                    767,540       136,820        8,788

  Dividends receivable                     73,208       43,120       6,325        12,615

  Foreign taxes receivable                                                         8,558

  Prepaid expenses and other assets        16,866       19,104      16,008        12,901       13,407        16,640       16,168

                                     --------------------------------------------------------------------------------------------
       Total Assets                    73,679,352  104,920,727  31,618,694    23,772,169   40,674,142    10,952,254   50,429,819

                                     --------------------------------------------------------------------------------------------

Liabilities
  Payable to manager                       32,067       54,039      16,184        13,496       17,326         4,718       17,267

  Administration fee payable                6,887        9,686       4,406         2,746        6,226         2,125        4,176

  Payable for shares of beneficial
    interest redeemed                     248,520    1,268,565     110,429       111,941      473,930        53,325      466,598

  Payable for investments purchased     6,221,717                  190,625                    828,188

  Other payables and accrued               50,715       68,021      45,952        31,891       39,804        22,146       41,532
expenses
                                     --------------------------------------------------------------------------------------------
       Total Liabilities                6,559,906    1,400,311     367,596       160,074    1,365,474        82,314      529,573

                                     --------------------------------------------------------------------------------------------

Net Assets
  Shares of beneficial interest at         34,050       39,674      36,479        20,063       38,876        10,210      499,026
par value
                                       57,657,335   59,700,700  39,787,075    22,023,318   39,426,691    10,441,712   49,403,462
Paid-in-surplus
  Accumulated undistributed net
investment
    income (loss)                       (238,991)    (449,579)   (701,063)        59,534      (3,131)      (11,632)            0

  Accumulated net realized gain
(loss) on
    investments and foreign             1,837,162    3,560,456 (1,594,621)     (267,196)      103,707        78,486      (2,242)
currency transactions
  Net unrealized appreciation
(depreciation)
    on investments                      7,829,890   40,669,165 (6,276,772)     1,776,376    (257,475)       351,164            0

                                     --------------------------------------------------------------------------------------------
       Total Net                      $67,119,446 $103,520,416 $31,251,098   $23,612,095  $39,308,668   $10,869,940  $49,900,246
Assets
                                     ============================================================================================

Net Asset Value per Share
   Class C
   Net Assets                             177,090      332,175      21,440        40,706          346           149        6,704
   Shares of beneficial interest            8,968       12,752       2,500         3,457           34            14        6,704
outstanding
                                     --------------------------------------------------------------------------------------------
   Net asset value and offering            $19.75       $26.05       $8.58        $11.77       $10.11        $10.64        $1.00
price per
share
                                     ============================================================================================


See accompanying notes to financial statements.





February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Small Capitalization Portfolio and the International Equity Portfolio. Saratoga Capital Management (the "Manager") serves as the Trusts' manager. Each of the Portfolios are provided with discretionary advisory services of an Adviser identified, retained, supervised and compensated by the Manager. The following serve as Advisers (the "Advisers") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond; Harris Bretall Sullivan and Smith, Inc.: Large Capitalization Growth; Thorsell, Parker Partners, Inc.: Small Capitalization; Sterling Capital Management Co.: U.S. Government Money Market and Friend Ivory & Sime plc: International Equity. Unified Fund Services, Inc. (the "Administrator") provides the Trust with administrative services. Unified Management Corporation serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.
           Currently, each portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. These financial statements include activity for Class C shares. Activity for Class I and B shares is not included herein.
      The following is a summary of significant accounting policies consistently followed by each Portfolio:

        (a) Valuation of Investments

        Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. U.S. Government Money Market values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

        (b) Federal Income Tax

        It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

        (c) Deferred Organization
 Expenses

        In connection with the Trust's organization, each Portfolio incurred approximately $66,000 in costs. These costs have been deferred and are being amortized to expense on a straight-line basis over sixty months from commencement of operations.

        (d) Security Transactions and Other Income

        Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

        (e) Dividends and
 Distributions

        The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                         Income
                                       Dividends     Capital
                                                      Gains
                                      --------------------------
                     Large              annually     annually
 Capitalization Value
                     Large              annually     annually
 Capitalization Growth
                     Small              annually     annually
 Capitalization
                     International      annually     annually
 Equity
                     Investment         daily *      annually
 Quality Bond
                     Municipal Bond     daily *      annually
                     U.S. Government    daily *      annually
 Money Market
                          *  paid
 monthly

                                                             35





 February 28, 1999 (Unaudited)
 -------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)
 -------------------------------------------------------------------------------

        Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

        (f) Purchased Put Option Accounting Policy

        When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. If a Portfolio enters into a closing sale transaction, the difference between the premium paid and the amount received from the sale is the realized gain or loss.
        When a Portfolio purchases a put option, it is generally to hedge against adverse movements in the value of Portfolio holdings. The risk of buying an option is that the Portfolio will pay a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing securities transaction if an illiquid market exists or the counter parties develop the inability to meet the terms of their contracts. No options were outstanding as of February 28, 1999.

        (g) Allocation of Expenses

        Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis. Actual results could differ from those estimates.

        (h) Other
        The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

 2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

        (a) The management fees are payable monthly by the Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's average daily net assets: .65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .75% for International Equity; .55% for Investment Quality Bond and Municipal Bond and .475% for U.S.
 Government Money Market.

        For the six months ended February 28, 1999, the Manager voluntarily waived most of its management fees and assumed $1,149 in other operating expenses for Municipal Bond . The Manager also voluntary waived $13,870; $16,915; $9,226; $2,080; $30,256 and $8,750 in management fees for Large
 Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond and U.S. Government Money Market, respectively, for the six months ended February 28, 1999.

        The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

(b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisers at the following annual rates of each Portfolios' average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

        (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 1999 was accrued at an annual rate of the lesser of .12% of each Portfolio's average daily net assets or $414,000 (exclusive of out of pocket administration fees) for the Trust. Unified Fund Services, Inc. (the "Distributor") is the distributor of each Portfolio's shares, which are sold without a front end sales load. Each Portfolio offers the following classes of shares: Class I, Class B and Class C Shares. Class B and C
  Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

 3.    PURCHASES AND SALES OF SECURITIES

        For the six months ended February 28, 1999 purchases and sales of investment securities, other than short-term securities were as follows:

                                       Purchases      Sales
                                      --------------------------
                     Large             $48,652,083  $25,104,936
 Capitalization Value
                     Large              23,840,485   21,681,746
 Capitalization Growth
                     Small               7,965,117    3,715,264
 Capitalization
                     International       9,016,893    6,115,298
 Equity
                     Investment
 Quality Bond                           13,335,961    8,377,066
                     Municipal Bond      3,145,170    2,000,196



                                                             36





 February 28, 1999 (Unaudited)
 -------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)
 -------------------------------------------------------------------------------

 4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

        At February 28, 1999, the composition of unrealized appreciation (depreciation) of investment securities were as follows:

                                      Appreciation (Depreciation)   Net
                                      ---------------------------------------
                     Large              $9,747,518 ($1,917,628)   $7,829,890
 Capitalization Value
                     Large              40,844,455    (175,290)   40,669,165
 Capitalization Growth
                     Small               2,756,655  (9,033,427)  (6,276,772)
 Capitalization
                     International       3,177,039  (1,400,663)    1,776,376
 Equity
                     Investment
 Quality Bond                              247,826    (505,301)    (257,475)
                     Municipal Bond        371,030     (19,866)      351,164

 For U.S. federal income tax, the cost of securities owned at February 28, 1999 was substantially the same as the cost of securities for financial statement purposes.

 5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

        Each Portfolio has unlimited Class C shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class C shares were as follows for the period indicated:

                                      (Unaudited)
                                       Period from January 4,
                                               1999 *
                                        to February 28, 1999
                                      --------------------------
                     Large
 Capitalization Value
                             Issued
                                             9,130
                             Redeemed
                                                 -

 Reinvested from Dividends                       -
                                      -------------
                             Net
 Increase in Shares                          9,130
                                      -------------

                     Large
 Capitalization Growth
                             Issued
                                            12,907
                             Redeemed
                                                 -

 Reinvested from Dividends                       -
                                      -------------
                                      -------------
                             Net
 Increase in Shares                         12,907
                                      -------------

                     Small
 Capitalization
                             Issued
                                             2,616
                             Redeemed
                                                 -

 Reinvested from Dividends                       -
                                      -------------
                             Net
 Increase in Shares                          2,616
                                      -------------

                     International
 Equity
                             Issued
                                             3,610
                             Redeemed
                                                 -

 Reinvested from Dividends                       -
                                      -------------
                             Net
 Increase in Shares                          3,610
                                      -------------

                     Investment
 Quality Bond
                             Issued
                                                39
                             Redeemed
                                               (5)

 Reinvested from Dividends                       -
                                      -------------
                             Net
 Increase in Shares                             34
                                      -------------

                     Municipal Bond
                             Issued
                                                14
                             Redeemed
                                                 -

 Reinvested from Dividends                       -
                                      -------------
                             Net
 Increase in Shares                             14
                                      -------------

                     U.S. Government
 Money Market
                             Issued
                                             6,704
                             Redeemed
                                               (1)

 Reinvested from Dividends                      13
                                      -------------
                             Net
 Increase in Shares                          6,716
                                      -------------

 * Commencement of offering
                                                             37








 February 28, 1999 (Unaudited)
 -------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (continued)
 -------------------------------------------------------------------------------

 6.    CAPITAL LOSS CARRYFORWARDS

        At August 31, 1998, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:


          Name of Portfolio                  Total         2003         2004         2005           2006
          -----------------                  -----         ----         ----         ----           ----

    International Equity Portfolio        $270,290           --           --       $8,875       $261,415
    U.S. Government Money Market              $219           --           --          $32           $187
 Portfolio






--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                     INCOME FROM
                                                 INVESTMENT OPERATIONS
                                                                                                                    RATIOS
                                 ------------------------------------------------                    ---------------------------

                                                                        Distributions
                                           Net Realized                  to
                                             and             DividendShareholders  Net         Net   Ratio     Ratio
                                                               to                                    of Net    of
                                                                                                                Net
                          Net            Unrealized    Total Shareholdfrom Net    Asset       Assets Operating Investment
                          Asset
                          Value,  Net    Gain(Loss)    from  from     Realized   Value,       End of Expenses  Income(LosPortfolio
                                                               Net      Gains
                          BeginniInvestment  on        InvestInvestment  on      End of  TotalPeriod to        to        Turnover
                                                                                                     Average   Average
                          of     Income(LInvestments   OperatIncome  Investments Period  Retur(000's)Net       Net        Rate
                          Period                                                                     Assets    Assets

Large Capitalization Value Portfolio
(Class C)

 January 4, 1999 (1)
   to February 28, 1999    $20.21 $-     $(0.46)    $  (0.46)   $-      $ -    $19.75  (1.05%) $ 177  1.(2)  1.30% (2)    44%
(Unaudited)

Large Capitalization Growth Portfolio
(Class C)

 January 4, 1999 (1)
   to February 28, 1999    $24.74 $-   $1.31    $  1.31    $   -     $ -         $26.05 12.09% $332  1.56% (2) 1.24% (2)    23%
(Unaudited)

Small Capitalization Portfolio (Class C)

 January 4, 1999 (1)
   to February 28, 1999    $9.33 $(0.51)$(0.24) $(0.75)   $ -        $-           $8.58 (5.36%) $21  1.69% (2)   1.17% (2) 12%
(Unaudited)

International Equity Portfolio (Class C)

 January 4, 1999 (1)
   to February 28, 1999    $12.29 $ -    $(0.52) $(0.52)   $ -    $ -            $11.77 (3.58%) $41    2.02% (2)   1.76% (2) 30%
(Unaudited)

Investment Quality Bond Portfolio (Class C)

 January 4, 1999 (1)
   to February 28, 1999    $10.29 $0.08 $(0.18)  $(0.10)  $(0.08)  $ -           $10.11(0.32%)  $-    0.91% (2)   5.08% (2) 21%
(Unaudited)

Municipal Bond Portfolio (Class C)

 January 4, 1999 (1)
   to February 28, 1999    $10.66  $0.07  $(0.02)  $0.05   $(0.07)    $ -       $10.64  0.45%  $ -    0.33% (2)   4.50% (2) 19%
(Unaudited)

U.S. Government Money Market Portfolio (Class C)

 January 4, 1999 (1)
   to February 28, 1999    $1.00 $0.010 $ -       $0.010 $(0.010)     $    -    $1.00  0.72%   $ 7   1.30% (23.45% (2)    n/a
(Unaudited)



-------------------------------------------------------------

(1) Commencement of
offering.
(2) Annualized

#  Rounds to less than
$1,000



* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.